United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-06068

                     Alliance Institutional Reserves, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                              Edmund P. Bergan, Jr.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: April 30, 2003

                    Date of reporting period: April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.


                                    ALLIANCE
                                 -------------
                                 INSTITUTIONAL
                                 -------------
                                    RESERVES
                                 -------------

                                 ANNUAL REPORT

                                 APRIL 30, 2003

STATEMENT OF NET ASSETS
April 30, 2003                 Alliance Institutional Reserves - Prime Portfolio
================================================================================

Principal
 Amount
  (000)    Security                           Yield                       Value
--------------------------------------------------------------------------------
           COMMERCIAL
           PAPER-41.2%
           Abbey National NA
$ 27,000   5/27/03.....................        1.26%             $   26,975,430
           Aegon Funding Corp.
  20,000   5/19/03.....................        1.27                  19,987,300
           Allied Irish N.A.
  15,000   7/15/03.....................        1.25                  14,961,094
  27,000   5/12/03.....................        1.26                  26,989,633
           Amstel Funding
  39,000   6/16/03 (a).................        1.21                  38,939,702
   6,000   6/05/03 (a).................        1.25                   5,992,708
           Australian Wheat Board
           Finance Ltd.
  25,000   6/03/03 (a).................        1.25                  24,971,354
           Banque Caisse D'Epargne
           L'Etat
   9,000   5/29/03.....................        1.23                   8,991,390
           Barclays US Funding Corp.
  18,000   6/16/03.....................        1.27                  17,970,905
           Barton Capital Corp.
  40,000   5/14/03 (a).................        1.25                  39,981,944
           Britannia Building Society
  13,500   5/28/03.....................        1.27                  13,487,141
           Caisse Nationale des
           Caisses
  12,000   5/06/03.....................        1.26                  11,997,900
           Clipper Receivables Corp.
  38,000   6/10/03 (a).................        1.24                  37,947,644
  26,000   6/25/03 (a).................        1.24                  25,950,744
           Corporate Receivables
  11,000   5/22/03 (a).................        1.24                  10,992,043
  20,000   5/12/03 (a).................        1.25                  19,992,361
           Danske Corp.
  17,000   6/19/03.....................        1.33                  16,969,225
           Den Norske Bank
  25,000   6/11/03.....................        1.20                  24,965,833
  25,000   6/05/03.....................        1.25                  24,969,618
           Depfa Bank Europe PLC
  15,000   5/06/03.....................        1.26                  14,997,375
  11,000   5/07/03.....................        1.27                  10,997,672
           Dexia Delaware LLC
  12,500   6/17/03.....................        1.20                  12,480,417
           Edison Asset Funding
  25,000   6/11/03 (a).................        1.24                  24,964,694
           General Electric Capital
           Corp.
  15,000   8/04/03.....................        1.27                  14,949,729
           Giro Balanced
  11,000   6/23/03 (a).................        1.27                  10,979,433
  17,000   7/21/03 (a).................        1.28                  16,951,040
           Giro Funding Corp.
  25,000   6/16/03 (a).................        1.26                  24,959,750
           Goldman Sachs
  40,000   8/25/03.....................        1.20                  39,845,333
  13,000   7/15/03.....................        1.27                  12,965,604
           HBOS Treasury
           Services PLC
  44,000   5/29/03.....................        1.24                  43,957,564
  17,000   7/30/03.....................        1.24                  16,947,300
  28,000   9/15/03.....................        1.25                  27,866,806
  35,000   5/30/03.....................        1.27                  34,964,334
   7,900   5/01/03.....................        1.36                   7,900,000
           HSBC (Hong Kong
           Sh-Republic) PLC
  20,000   7/24/03.....................        1.23                  19,942,600
  18,000   9/22/03.....................        1.25                  17,910,000
  18,000   6/25/03.....................        1.27                  17,965,075
           J.P. Morgan Chase
  30,000   6/26/03 (a).................        1.26                  29,941,200
           Jupiter Securitization
           Group
  25,000   6/12/03.....................        1.25                  24,963,542
  25,900   7/14/03.....................        1.26                  25,832,919
           Landesbank Schleswig-
           Holstein Giroze
  16,000   11/03/03....................        1.24                  15,898,044
  20,000   6/09/03.....................        1.34                  19,970,967
  20,000   6/10/03.....................        1.34                  19,970,222
  15,000   5/15/03.....................        2.66                  14,984,892
           Morgan Stanley
  20,000   6/12/03.....................        1.21                  19,971,767
  30,000   6/25/03.....................        1.24                  29,943,167
           Nordeutsche Landesbank,
           Luxembourg
  16,000   5/30/03.....................        1.26                  15,983,760
           Northern Rock PLC
  10,000   6/12/03.....................        1.24                   9,985,533
           Private Export Funding
           Corp.
  11,500   6/19/03 (a).................        1.26                  11,480,278
           Prudential PLC
  16,000   6/10/03.....................        1.16                  15,979,378
           Scaldis Capital LLC
  35,000   5/12/03 (a).................        1.27                  34,986,418
   9,000   5/30/03 (a).................        1.36                   8,990,140
           Sheffield Receivables
           Corp.
  40,000   5/15/03 (a).................        1.28                  39,980,089
           Steamboat Funding
           Corp.
  35,000   5/07/03 (a).................        1.27                  34,992,592
           Toronto Dominion
           Holdings, Inc.
  28,000   5/14/03.....................        1.26                  27,987,260
           Westpac Trust
  16,000   7/15/03.....................        1.18                  15,960,667
           Windmill Funding
           Corp.
  17,000   6/05/03 (a).................        1.24                  16,979,506
                                                                 --------------
           Total Commercial Paper
           (amortized cost
           $1,219,361,036).............                           1,219,361,036
                                                                 --------------

STATEMENT OF NET ASSETS
(continued)                    Alliance Institutional Reserves - Prime Portfolio
================================================================================

Principal
 Amount
  (000)    Security                           Yield                       Value
--------------------------------------------------------------------------------
           CERTIFICATES OF
           DEPOSIT-26.0%
           Abbey National Treasury
           Services PLC
$ 18,000   1.26%, 5/06/03..............        1.26%             $   18,000,000
           Bank of Nova Scotia
  15,300   1.24%, 6/24/03..............        1.24                  15,300,000
           Bank of the West
  18,000   1.27%, 6/26/03..............        1.27                  18,000,139
           Barclays Bank
  27,000   1.25%, 5/06/03..............        1.25                  27,000,000
  18,000   1.26%, 8/19/03..............        1.26                  18,000,000
           Bayerische Landesbank
  29,000   1.249%, 3/18/04 FRN.........        1.24                  29,003,499
  18,000   1.25%, 6/16/03..............        1.25                  18,000,000
           Canadian Imperial
           Bank of Commerce
  45,000   1.26%, 5/14/03..............        1.26                  45,000,000
  18,000   1.27%, 5/07/03..............        1.27                  18,000,000
           Chase Bank USA
  10,000   1.25%, 10/15/03.............        1.25                  10,000,000
           Citibank N.A.
  16,000   1.19%, 6/19/03..............        1.19                  16,000,000
  16,000   1.20%, 6/19/03..............        1.20                  16,000,000
  18,000   1.26%, 5/21/03..............        1.26                  18,000,000
           Credit Agricole Indosuez
  41,000   1.225%, 6/30/03 FRN.........        1.28                  40,996,867
           Danske Bank
   9,000   1.26%, 6/27/03..............        1.26                   9,000,000
           Fifth Third Bank
  32,000   1.25%, 6/27/03..............        1.26                  31,999,748
           Landesbank Baden-
           Wuttemberg
  20,000   1.26%, 5/30/03..............        1.25                  20,000,234
           Landesbank Hessen-
           Thuringen
  30,000   1.18%, 9/03/03..............        1.18                  30,000,000
  18,000   1.25%, 6/12/03..............        1.25                  18,000,000
           Lloyds Bank PLC
   9,000   1.26%, 8/21/03..............        1.25                   9,000,271
           M & I Marshall &
           Ilsley Bank
  15,000   1.25%, 5/22/03..............        1.26                  14,999,956
           Natexis Banque
           New York Branch
   9,000   1.20%, 6/23/03..............        1.20                   9,000,000
  21,800   1.26%, 9/24/03..............        1.26                  21,800,000
  21,000   1.27%, 5/01/03..............        1.27                  21,000,000
           Nordea Bank
  21,000   1.25%, 6/27/03..............        1.25                  21,000,000
  18,000   1.26%, 5/15/03..............        1.26                  18,000,000
           Region's Bank
  33,000   1.26%, 5/28/03..............        1.26                  33,000,000
           Royal Bank of
           Scotland PLC
  21,000   1.25%, 6/11/03..............        1.25                  21,000,000
           Societe Generale
   5,000   1.27%, 6/02/03..............        1.27                   5,000,000
           Svenska Handelsbanken
  14,000   1.20%, 10/14/03.............        1.20                  14,000,000
  20,000   1.25%, 10/15/03.............        1.25                  20,000,000
           Toronto Dominion Bank
  18,000   1.27%, 6/09/03..............        1.26                  18,000,194
           Unicredito Italiano
   4,000   1.21%, 10/08/03.............        1.21                   4,000,000
  18,000   1.25%, 6/16/03..............        1.25                  18,000,000
           Wells Fargo Bank
  17,000   1.25%, 6/12/03..............        1.25                  17,000,000
  17,000   1.25%, 6/13/03..............        1.25                  17,000,000
           Westdeutsche
           Landesbank
  72,000   1.36%, 6/16/03..............        1.36                  72,000,000
                                                                 --------------
           Total Certificates of Deposit
           (amortized cost
           $770,100,908)...............                             770,100,908
                                                                 --------------
           U.S. GOVERNMENT
           AGENCY OBLIGATIONS-25.1%
           Federal Home Loan Bank
  93,000   1.205%, 8/25/04 FRN.........        1.24                  92,956,854
 150,000   1.21%, 9/27/04 FRN..........        1.25                 149,915,249
           Federal National
           Mortgage Association
  80,000   1.164%, 7/30/04 FRN.........        1.20                  79,964,757
  37,000   1.195%, 10/28/04 FRN........        1.24                  36,977,921
 140,000   1.172%, 5/05/03 FRN.........        1.25                 139,998,812
  42,000   1.17%, 8/01/03 FRN..........        1.25                  41,992,180
  50,000   1.38%, 5/07/04..............        1.38                  50,000,000
  45,000   1.40%, 4/19/04..............        1.40                  45,000,000
           Student Loan Marketing
           Association
 105,000   1.511%, 8/21/03 FRN.........        1.52                 104,996,875
                                                                 --------------
           Total U.S. Government
           Agency Obligations
           (amortized
           cost $741,802,648)..........                             741,802,648
                                                                 --------------
           CORPORATE
           OBLIGATIONS-6.9%
           Beta Finance, Inc.
  18,000   1.335%, 2/05/04
           FRN MTN (a).................        1.34                  18,000,000
  15,000   2.60%, 5/15/03
           MTN (a).....................        2.61                  14,999,432
           Centauri Corp USA, Inc.
  18,000   1.34%, 1/30/04
           FRN MTN (a).................        1.34                  18,000,000
           Dorada Finance, Inc.
  18,000   1.33%, 2/18/04
           FRN (a).....................        1.33                  18,000,000

                               Alliance Institutional Reserves - Prime Portfolio
================================================================================

Principal
 Amount
  (000)    Security                           Yield                       Value
--------------------------------------------------------------------------------
           K2 (USA) LLC
$ 15,000   1.34%, 2/12/04
           FRN (a).....................        1.34%             $   15,000,000
  15,000   1.34%, 2/17/04
           FRN (a).....................        1.34                  15,000,000
  30,000   1.35%, 1/26/04
           FRN (a).....................        1.35                  30,000,000
           Metlife Funding
           Agreement
  22,000   1.357%, 7/01/03
           FRN (b).....................        1.36                  22,000,000
           Sigma Finance, Inc.
  18,000   1.219%, 4/05/04
           FRN MTN (a).................        1.23                  17,998,319
  20,000   1.277%, 5/01/03
           FRN MTN (a).................        1.29                  20,000,000
  15,000   1.28%, 7/15/03
           FRN MTN (a).................        1.29                  14,999,692
                                                                 --------------
           Total Corporate
           Obligations
           (amortized
           cost $203,997,443)..........                             203,997,443
                                                                 --------------
           TIME DEPOSIT-1.2%
           SunTrust Bank
  34,600   1.25%, 5/01/03
           (amortized
           cost $34,600,000)...........        1.25                  34,600,000
                                                                 --------------
           TOTAL
           INVESTMENTS-100.4%
           (amortized
           cost $2,969,862,035)........                           2,969,862,035
           Other assets less
           liabilities -(0.4%).........                             (12,178,656)
                                                                 --------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           1,296,927,218 Class A
           shares, 1,094,166,439
           Class B shares,
           and 566,592,257
           Class C shares
           outstanding)................                          $2,957,683,379
                                                                 ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

STATEMENT OF NET ASSETS
April 30, 2003            Alliance Institutional Reserves - Government Portfolio
================================================================================

Principal
 Amount
  (000)   Security                                     Yield              Value
--------------------------------------------------------------------------------
          U.S. GOVERNMENT
          AGENCY
          OBLIGATIONS-68.3%
          FEDERAL NATIONAL
          MORTGAGE
          ASSOCIATION-28.9%
$17,000   9/17/03 ...........................      1.15-1.17%      $ 16,924,689
 12,000   9/24/03 ...........................           1.15         11,944,520
 10,000   7/02/03 ...........................           1.15          9,980,280
  5,000   7/21/03 ...........................           1.15          4,987,063
 10,000   8/13/03 ...........................           1.15          9,966,922
  2,300   8/27/03 ...........................           1.16          2,291,330
 10,000   6/03/03 ...........................           1.16          9,989,367
 10,000   6/18/03 ...........................           1.16          9,984,533
 30,000   1.21%, 7/30/04 FRN ................           1.16         29,986,784
 10,000   6/06/03 ...........................           1.17          9,988,400
 50,000   1.17%, 5/05/03 FRN ................           1.17         49,999,576
 40,000   1.20%, 10/28/04 FRN ...............           1.20         39,976,131
 31,730   5/07/03 ...........................           1.23         31,723,499
 30,000   5/14/03 ...........................           1.23         29,986,675
 35,000   5/21/03 ...........................           1.23         34,976,181
 15,000   5/28/03 ...........................           1.23         14,986,162
 20,000   6/04/03 ...........................           1.23         19,976,767
 10,000   6/25/03 ...........................           1.23          9,981,208
 10,000   5/07/04 ...........................           1.38         10,000,000
 16,250   4/19/04 ...........................           1.40         16,250,000
                                                                   ------------
                                                                    373,900,087
                                                                   ------------
          FEDERAL HOME
          LOAN MORTGAGE
          CORP.-28.8%
  7,280   6/26/03 ...........................           1.15          7,266,821
 10,000   7/03/03 ...........................           1.17          9,979,744
 17,000   8/14/03 ...........................      1.15-1.16         16,943,329
 10,000   7/11/03 ...........................           1.15          9,977,418
 10,000   7/15/03 ...........................           1.15          9,976,042
 10,000   7/31/03 ...........................           1.15          9,970,930
 12,000   9/02/03 ...........................           1.15         11,952,880
 35,000   6/19/03 ...........................      1.16-1.24         34,944,125
 30,000   6/12/03 ...........................           1.16         29,959,400
 20,000   6/20/03 ...........................           1.16         19,967,778
 10,000   6/30/03 ...........................           1.16          9,980,667
  2,700   8/18/03 ...........................           1.16          2,690,599
  6,782   8/25/03 ...........................           1.16          6,756,869
 10,000   8/29/03 ...........................           1.16          9,961,667
  5,000   9/30/03 ...........................           1.17          4,975,511
  8,000   5/01/03 ...........................           1.23          8,000,000
 30,000   6/05/03 ...........................           1.22         29,964,417
 15,000   5/08/03 ...........................           1.23         14,996,413
 30,000   5/15/03 ...........................           1.23         29,985,650
 15,000   5/22/03 ...........................           1.23         14,989,281
 30,000   5/23/03 ...........................           1.23         29,977,542
 15,000   5/29/03 ...........................           1.23         14,985,650
 20,000   6/02/03 ...........................           1.23         19,978,222
 15,000   6/27/03 ...........................           1.23         14,970,788
                                                                   ------------
                                                                    373,151,743
                                                                   ------------
          FEDERAL HOME
          LOAN BANK-6.7%
  5,000   9/26/03 ...........................           1.14          4,976,669
  2,596   6/11/03 ...........................           1.15          2,592,600
  5,000   7/07/03 ...........................           1.18          5,030,347
 50,000   1.21%, 9/27/04 FRN ................           1.21         49,971,750
 10,000   5/09/03 ...........................           1.23          9,997,267
 14,950   12/16/03 ..........................           1.59         14,949,003
                                                                   ------------
                                                                     87,517,636
                                                                   ------------
          STUDENT LOAN
          MARKETING
          ASSOCIATION-3.9%
 50,000   1.51%, 8/21/03
          FRN MTN ...........................           1.51         49,998,512
                                                                   ------------
          Total U.S. Government
          Agency Obligations
          (amortized
          cost $884,567,978) ................                       884,567,978
                                                                   ------------
          REPURCHASE
          AGREEMENTS-31.7%
          ABN AMRO
 10,000   1.21%, dated 4/17/03,
          due 7/25/03 in the
          amount of $10,033,275
          (cost $10,000,000;
          collateralized by
          $8,871,000 FNMA,
          6.125%, due 3/15/12,
          value $10,200,268) (c) ............           1.21         10,000,000
          ABN AMRO
 10,000   1.21%, dated 4/17/03,
          due 7/28/03 in the
          amount of $10,034,283
          (cost $10,000,000;
          collateralized by
          $10,160,000 FNMAs,
          1.45%-5.25%, due
          5/14/04-8/01/12,
          value $10,200,617) (c) ............           1.21         10,000,000
          Bank of America Corp.
 25,000   1.35%, dated 4/30/03,
          due 5/01/03 in the
          amount of $25,000,938
          (cost $25,000,000;
          collateralized by
          $24,793,544 FNMA,
          5.50%, due 4/01/33,
          value $25,500,000) ................           1.35         25,000,000
          BNP Paribas
 25,000   1.15%, dated 3/12/03,
          due 5/19/03 in the
          amount of $25,054,306
          (cost $25,000,000;
          collateralized by
          $30,774,030 FNMAs and
          FHLMC, 5.00%-6.50%,
          due 10/01/28-4/01/33,
          value $25,500,221) (c) ............           1.15         25,000,000

                          Alliance Institutional Reserves - Government Portfolio
================================================================================

Principal
 Amount
  (000)   Security                                 Yield                   Value
--------------------------------------------------------------------------------
          BNP Paribas
$20,000   1.20%, dated 3/31/03,
          due 7/01/03 in the
          amount of $20,061,333
          (cost $20,000,000;
          collateralized by
          $47,662,896 FHLB and
          FNMA, 3.258%-5.714%,
          due 2/01/32-6/01/40,
          value $20,400,792) (c) .............      1.20%         $   20,000,000
          BNP Paribas
 20,000   1.24%, dated 2/24/03,
          due 5/27/03 in the
          amount of $20,063,378
          (cost $20,000,000;
          collateralized by
          $22,645,258 FHLMC
          and FNMAs,
          5.50%-7.00%, due
          10/01/22-4/01/33,
          value $20,401,455) (c) .............      1.24              20,000,000
          Citigroup Global
          Markets, Inc.
 20,000   1.24%, dated 2/26/03,
          due 5/29/03 in the
          amount of $20,063,378
          (cost $20,000,000;
          collateralized by
          $93,344,984 FHLMCs
          and FNMAs,
          3.868%-9.00%,
          due 6/01/14-11/01/31,
          value $20,520,410) (c) .............      1.24              20,000,000
          CS First Boston Corp.
 15,000   1.16%, dated 3/14/03,
          due 6/11/03 in the
          amount of $15,043,017
          (cost $15,000,000;
          collateralized by
          $26,610,000 FHLMCs,
          5.601%-5.748% due
          9/01/31-11/01/31, value
          $15,300,319) (c) ...................      1.16              15,000,000
          CS First Boston Corp.
 10,000   1.22%, dated 4/16/03,
          due 7/16/03 in the
          amount of $10,030,839
          (cost $10,000,000;
          collateralized by
          $10,885,000 FHLMC,
          5.007%, due 10/01/32,
          value $10,200,816) (c) .............      1.22              10,000,000
          CS First Boston Corp.
 10,000   1.22%, dated 4/16/03,
          due 7/17/03 in the
          amount of $10,031,178
          (cost $10,000,000;
          collateralized by
          $70,830,000 FHLMC,
          3.523%, due 7/01/34,
          value $10,200,575) (c) .............      1.22              10,000,000
          CS First Boston Corp.
 10,000   1.22%, dated 4/16/03,
          due 7/23/03 in the
          amount of $10,033,211
          (cost $10,000,000;
          collateralized by
          $70,868,586 FHLMCs
          3.523%-3.536% due
          9/01/24-7/01/34, value
          $10,200,499) (c) ...................      1.22              10,000,000
          Deutsche Bank
 15,000   1.17%, dated 4/02/03,
          due 5/30/03 in the
          amount of $15,028,275
          (cost $15,000,000;
          collateralized by
          $44,251,184 FHLMC,
          FNMAs and GNMAs,
          3.473%-7.50%, due
          9/01/16-4/01/33, value
          $15,300,000) (c) ...................      1.17              15,000,000
          Deutsche Bank
 25,000   1.17%, dated 4/02/03,
          due 6/09/03 in the
          amount of $25,055,250
          (cost $25,000,000;
          collateralized by
          $73,751,973 FHLMC,
          FNMAs and GNMAs,
          3.473%-7.50%, due
          9/01/16-4/01/33, value
          $25,300,001) (c) ...................      1.17              25,000,000
          Goldman Sachs & Co.
 10,500   1.10%, dated 4/30/03,
          due 5/01/03 in the
          amount of $10,500,321
          (cost $10,500,000;
          collateralized by
          $23,930,000 FHLB and
          FNMAs, 0.00%-5.05%,
          due 12/24/03-1/23/23,
          value $10,711,043) .................      1.10              10,500,000

STATEMENT OF NET ASSETS
(continued)               Alliance Institutional Reserves - Government Portfolio
================================================================================

Principal
 Amount
  (000)   Security                                 Yield                   Value
--------------------------------------------------------------------------------
          Goldman Sachs & Co.
$10,000   1.15%, dated 3/11/03,
          due 5/06/03 in the
          amount of $10,017,889
          (cost $10,000,000;
          collateralized by $750,401
          FHLMC, 5.00%, due 4/01/33,
          $6,207,069 FHLMC, 5.00%,
          due 5/01/18, $22,222,222
          FHLMC, 7.50%, due 10/01/30,
          value $10,200,000) (c) .............      1.15%         $   10,000,000
          Goldman Sachs & Co.
 15,000   1.19%, dated 4/08/03,
          due 7/09/03 in the amount
          of $15,045,617 (cost
          $15,000,000; collateralized
          by $1,125,602 FHLMC, 5.00%,
          due 4/01/33, $9,310,603
          FHLMC, 5.00%, due 5/01/18,
          $33,333,333 FHLMC, 7.50%,
          due 10/01/30,
          value $15,300,000) (c) .............      1.19              15,000,000
          Goldman Sachs & Co.
 10,000   1.20%, dated 4/17/03,
          due 7/29/03 in the amount of
          $10,034,333 (cost $10,000,000;
          collateralized by $750,401
          FHLMC, 5.00%, due 4/01/33,
          $6,207,069 FHLMC, 5.00%, due
          5/01/18, $22,222,222 FHLMC,
          7.50%, due 10/01/30
          value $10,200,000) (c) .............      1.20              10,000,000
          Goldman Sachs & Co.
 10,000   1.24%, dated 4/29/03,
          due 6/03/03 in the amount of
          $10,012,056 (cost $10,000,000;
          collateralized by $750,401 FHLMC,
          5.00%, due 4/01/33, $6,207,069
          FHLMC, 5.00%, due 5/01/18,
          $22,222,222 FHLMC, 7.50%, due
          10/01/30 value $10,200,000) (c) ....      1.24              10,000,000
          Lehman Brothers, Inc.
 25,000   1.15%, dated 3/13/03,
          due 5/12/03 in the
          amount of $25,047,917
          (cost $25,000,000;
          collateralized by
          25,472,109 FNMAs,
          4.42%-7.93%, due
          11/01/32-4/01/33,
          value $25,499,966) (c) .............      1.15              25,000,000
          Lehman Brothers, Inc.
 10,000   1.22%, dated 4/16/03,
          due 7/24/03 in the
          amount of $10,033,550
          (cost $10,000,000;
          collateralized by
          $24,360,892 FNMAs,
          4.687%-5.875%, due
          1/01/23-3/01/33, value
          $10,201,178) (c) ...................      1.22              10,000,000
          Morgan Stanley
 20,000   1.15%, dated 3/11/03,
          due 5/13/03 in the
          amount of $20,040,250
          (cost $20,000,000;
          collateralized by
          $8,791,875 FNMA,
          6.50%, due 6/01/32,
          $11,594,426 FHLMC,
          6.00%, due 3/01/17,
          $8,610,328 FNMA
          6.50%, due 4/01/32,
          value $20,400,000) (c) .............      1.15              20,000,000
          Morgan Stanley
 20,000   1.16%, dated 4/07/03,
          due 7/08/03 in the amount
          of $20,059,289 (cost
          $20,000,000; collateralized by
          $8,791,875 FNMA, 6.50%, due
          6/01/32, $11,594,426 FHLMC,
          6.00%, due 3/01/17, $8,610,328
          FNMA 6.50%, due 4/01/32,
          value $20,400,000) (c) .............      1.16              20,000,000
          Morgan Stanley
 20,000   1.23%, dated 2/20/03,
          due 5/20/03 in the amount of
          $20,060,817 (cost $20,000,000;
          collateralized by $8,791,875
          FNMA, 6.50%, due 6/01/32,
          $11,594,426 FHLMC, 6.00%, due
          3/01/17,  $8,610,328 FNMA 6.50%,
          due 4/01/32, value
          $20,400,000) (c) ...................      1.23              20,000,000

                          Alliance Institutional Reserves - Government Portfolio
================================================================================

Principal
 Amount
  (000)   Security                                 Yield                   Value
--------------------------------------------------------------------------------
          Nesbitt Burns
$15,000   1.18%, dated 4/02/03,
          due 6/10/03 in the
          amount of $15,033,925
          (cost $15,000,000;
          collateralized by
          $15,441,000, FNMA,
          0.00%, due 2/06/04,
          value $15,300,487) (c) .............      1.18%         $   15,000,000
          UBS Warburg LLC
 10,000   1.23%, dated 4/16/03,
          due 7/22/03 in the
          amount of $10,033,142
          (cost $10,000,000;
          collateralized by
          $12,900,000 FNMA
          Strip, 0.00%, due 4/01/33,
          value $10,202,442) (c) .............      1.23              10,000,000
          UBS Warburg LLC
 10,000   1.24%, dated 4/16/03,
          due 6/16/03 in the
          amount of $10,021,011
          (cost $10,000,000;
          collateralized by
          $12,900,000 FNMA
          Strip, 0.00%, due 4/01/33,
          value $10,202,442) (c) .............      1.24              10,000,000
          UBS Warburg LLC
 10,000   1.24%, dated 4/16/03,
          due 6/17/03 in the
          amount of $10,021,356
          (cost $10,000,000;
          collateralized by
          $12,900,000 FNMA
          Strip, 0.00%, due 4/01/33,
          value $10,202,442) (c) .............      1.24              10,000,000
                                                                  --------------
          Total Repurchase
          Agreements
          (amortized cost
          $410,500,000) ......................                       410,500,000
                                                                  --------------
          TOTAL
          INVESTMENTS-100.0%
          (amortized cost
          $1,295,067,978) ....................                     1,295,067,978
          Other assets less
          liabilities-0.0% ...................                           636,168
                                                                  --------------
          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          750,762,248 Class A
          shares, 341,809,293
          Class B shares, and
          203,202,920 Class C
          shares outstanding) ................                    $1,295,704,146
                                                                  ==============

--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

STATEMENT OF NET ASSETS
April 30, 2003              Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

Principal
 Amount
  (000)   Security (d)                              Yield                 Value
--------------------------------------------------------------------------------
          MUNICIPAL
          BONDS-96.2%
          ALABAMA-0.2%
          Mobile Medical
          Clinic Board
$ 2,390   (Spring Hill
          Professional Ltd.)
          Series 96 VRDN
          2/01/11 (e) ......................         1.45%      $     2,390,000
                                                                ---------------
          ARIZONA-2.7%
          Arizona School District
          TAN
  8,100   Series 03
          7/31/03 ..........................         1.40             8,111,972
          Coconino County PCR
  5,100   (Arizona Public Service Co.)
          AMT VRDN
          11/01/33 (e) .....................         1.40             5,100,000
          Phoenix IDA
 12,000   (Desert Botanical
          Garden Project) VRDN
          7/01/35 (e) ......................         1.40            12,000,000
          Pima IDA
  5,000   (La Posada Senior
          Living Facilities)
          Series 02A VRDN
          5/01/32 (e) ......................         1.35             5,000,000
                                                                ---------------
                                                                     30,211,972
                                                                ---------------
          ARKANSAS-0.4%
          Greene County IDA
  4,200   (Jimmy Sanders, Inc.)
          Series 99 AMT VRDN
          8/01/09 (e) ......................         1.55             4,200,000
                                                                ---------------
          CALIFORNIA-4.0%
          California Department
          of Water
 11,300   (Power Supply Revenue
          Bonds) Series 02C-13
          FSA VRDN
          5/01/22 (e) ......................         1.35            11,300,000
          California GO
  6,000   Series 03C-3 VRDN
          5/01/33 (e) ......................         1.30             6,000,000
          Fremont COP
  5,600   (Family Reserve CTR
          Fing Project) VRDN
          8/01/28 (e) ......................         1.45             5,600,000
          Fresno Revenue Bonds
 12,000   (Trinity Health Credit)
          Series 00C VRDN
          12/01/30 (e) .....................         1.35            12,000,000
          Los Angeles Airport
          Revenue
  9,500   (LA International Airport)
          Series C2 VRDN
          5/15/20 (e) ......................         1.35             9,500,000
                                                                ---------------
                                                                     44,400,000
                                                                ---------------
          COLORADO-0.7%
          Traer Creek
  7,300   (Metropolitan District
          Company Revenue)
          Series 02 VRDN
          10/01/21 (e) .....................         1.40             7,300,000
                                                                ---------------
          DELAWARE-1.1%
          Delaware Economic
          Development Authority
          IDR
 12,100   (Delaware Clean Power
          Project Motiva Enterprise)
          Series 97A AMT VRDN
          8/01/29 (e) ......................         1.45            12,100,000
                                                                ---------------
          DISTRICT OF
          COLUMBIA-1.7%
          District of Columbia GO
  8,225   Series 00A FSA VRDN
          6/01/15 (e) ......................         1.35             8,225,000
          Metropolitan Airport
          Authority System
 10,500   Series 02C FSA
          AMT VRDN
          10/01/21 (e) .....................         1.45            10,500,000
                                                                ---------------
                                                                     18,725,000
                                                                ---------------
          FLORIDA-3.5%
          Florida Housing
          Finance Agency
  8,300   (Hampton Lakes Project)
          Series 85U VRDN
          7/01/08 (e) ......................         1.40             8,300,000
          Hillsborough County
          IDA MFHR
  4,300   (Tampa Metropolitian
          Area YMCA Project)
          Series 00 VRDN
          3/01/25 (e) ......................         1.40             4,300,000
          Miami Dade Educational
          Facilities Revenue Bond
  6,900   (Florida Memorial College)
          Series 98 VRDN
          10/01/18 (e) .....................         1.40             6,900,000
          Ocean Highway & Port
  6,700   (Revenue Bonds)
          Series 90 AMT VRDN
          12/01/20 (e) .....................         1.45             6,700,000
          Orange County
          HFA MFHR
  6,000   (Charleston Club
          Apartments)
          Series 01A AMT VRDN
          7/15/34 (e) ......................         1.42             6,000,000
          Tampa Educational
          Facilities Revenue Bonds
  6,840   (Academy Holy Names
          Project) Series 01 VRDN
          3/01/22 (e) ......................         1.35             6,840,000
                                                                ---------------
                                                                     39,040,000
                                                                ---------------

                            Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

Principal
 Amount
  (000)   Security (d)                              Yield                 Value
--------------------------------------------------------------------------------
          GEORGIA-1.9%
          Atlanta MFHR
$ 7,000   (M-Street Apartment
          Project) Series 03
          AMT VRDN
          3/01/43 (e) ......................         1.46%      $     7,000,000
          Floyd County
          Development
          Authority Revenue
  6,900   (Darlington School Project)
          Series 02 VRDN
          9/01/21 (e) ......................         1.40             6,900,000
          Gainsville & Hall County
  7,500   (Senior Living Facility
          Lanier Village)
          Series 99A VRDN
          11/15/10 (e) .....................         1.40             7,500,000
                                                                ---------------
                                                                     21,400,000
                                                                ---------------
          ILLINOIS-6.3%
          Aurora Kane DuPage
          IDR
  5,850   (Jania Family LLC
          Project)
          Series 99 AMT VRDN
          12/01/29 (e) .....................         1.55             5,850,000
          Chicago Illinois
 10,000   (Homestart Program)
          Series A VRDN
          6/01/05 (e) ......................         1.50            10,000,000
          Illinois Development
          Finance Authority
  5,100   (Contemporary Art
          Museum) Series 94 VRDN
          2/01/29 (e) ......................         1.40             5,100,000
          Illinois Health Facilities
          Authority
  5,660   (Franciscan Eldercare)
          Series 96E VRDN
          5/15/27 (e) ......................         1.40             5,660,000
          Illinois Health Facilities
          Authority
 21,550   (Resurrection Health
          Project) Series 99A
          5/15/29 (e) ......................         1.35            21,550,000
          Illinois Housing
          Development Authority
          MFHR
  6,715   (Hyde Park Tower)
          Series 00A AMT VRDN
          11/01/28 (e) .....................         1.45             6,715,000
          Southwestern Illinois
          SWDR
  4,700   (Shell Oil/Wood River
          Project) AMT VRDN
          8/01/21 (e) ......................         1.40             4,700,000
          Tinley Park Special
          Assessment District
  3,865   (Millennium Lakes
          Development) VRDN
          2/01/08 (e) ......................         1.40             3,865,000
          Will County Facilities
          Revenue
  7,000   (BP Amoco Company)
          Series 01 AMT VRDN
          7/01/31 (e) ......................         1.40             7,000,000
                                                                ---------------
                                                                     70,440,000
                                                                ---------------
          INDIANA-2.4%
          City of Indianapolis
 10,000   (Local Public
          Improvement Bond)
          Series 03A
          7/08/03 ..........................         1.13            10,016,087
          Elkhart IDR
  2,600   (Kibbechem Inc. Project)
          Series 02 AMT VRDN
          6/01/27 (e) ......................         1.46             2,600,000
          Indiana Educational
          Facility
  2,000   (Wabash College Project)
          Series 03 VRDN
          12/01/23 (e) .....................         1.40             2,000,000
          Indiana Health Facility
          Financing Authority
 12,445   (Senior Living Greencroft
          Obligation) Series 00 VRDN
          9/01/30 (e) ......................         1.35            12,445,000
                                                                ---------------
                                                                     27,061,087
                                                                ---------------
          IOWA-1.0%
          Iowa Higher Education
          Loan Authority Revenue
  7,500   (Luther College Project)
          Series 02 VRDN
          9/01/32 (e) ......................         1.40             7,500,000
          Orange City IDR
  3,800   (Vogel Enterprises Ltd)
          Series 02 AMT VRDN
          4/01/17 (e) ......................         1.50             3,800,000
                                                                ---------------
                                                                     11,300,000
                                                                ---------------
          KANSAS-1.8 %
          Kansas Development
          Finance Authority MFHR
 10,830   (Summit Woods
          Apartment Project)
          Series 02G-1 AMT VRDN
          4/15/35 (e) ......................         1.45            10,830,000
          Lenexa Health Care
          Facility
  9,160   (Lakeview Village)
          Series A VRDN
          5/15/26 (e) ......................         1.40             9,160,000
                                                                ---------------
                                                                     19,990,000
                                                                ---------------

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

Principal
 Amount
  (000)   Security (d)                              Yield                 Value
--------------------------------------------------------------------------------
          KENTUCKY-5.2%
          Breckinridge County
$ 8,145   (Kentucky Association
          of County Leasing Trust)
          Series 01A VRDN
          2/01/31 (e) ......................         1.36%      $     8,145,000
          Jefferson County
          Industrial Building
  7,565   (Franciscan Eldercare
          Service) Series 01 VRDN
          5/15/30 (e) ......................         1.40             7,565,000
          Jefferson County
          Multifamily Revenue
  8,200   (Camden Meadows
          Apt. Project) Series 02 VDRN
          12/15/31 (e) .....................         1.40             8,200,000
          Jefferson County
          Student Housing
 14,135   (University of Louisville
          Phase II)
          Series 02A VDRN
          7/01/32 (e) ......................         1.41            14,135,000
          Jeffersontown
  9,365   (League of Cities
          Fund Trust)
          Series 00 VRDN
          3/01/30 (e) ......................         1.36             9,365,000
          Kentucky Asset /Liability
          Comm TRAN
 11,000   (General Fund Revenue)
          Series 02B VRDN
          6/26/03 ..........................         1.51            11,000,000
                                                                ---------------
                                                                     58,410,000
                                                                ---------------
          LOUISIANA-0.5%
          Ascension Parish Revenue
    300   (Basf Corporation Project)
          Series 98 AMT VRDN
          12/01/28 (e) .....................         1.55               300,000
          Lake Charles Harbor
          & Revenue District
  3,400   (Conoco, Inc. Project)
          Series 99B AMT VRDN
          9/01/12 (e) ......................         1.40             3,400,000
          Lincoln Parish SWDR
    900   (Willamette
          Industries Project)
          Series 96 AMT VRDN
          4/01/26 (e) ......................         1.38               900,000
          Plaquemines Parish
          IDR
  1,200   (British Petroleum)
          Series 95 AMT VRDN
          5/01/25 (e) ......................         1.40             1,200,000
                                                                ---------------
                                                                      5,800,000
                                                                ---------------
          MAINE-0.8%
          Maine Finance
          Authority IDR
  9,000   (Jackson Laboratory
          Issue)
          Series 02 VRDN
          7/01/31 (e) ......................         1.45             9,000,000
                                                                ---------------
          MARYLAND-1.7%
          Baltimore IDR
 10,200   (Baltimore Capital
          Acquisition) Series 86 VRDN
          8/01/16 (e) ......................         1.35            10,200,000
          Maryland Economic
          Development Authority
  7,000   (Student Housing:
          University of Maryland
          Baltimore)
          Series 02 VRDN
          11/01/31 (e) .....................         1.35             7,000,000
          Maryland Stadium
          Authority
  1,895   (Sports Facilities Lease)
          Series 99 AMT VRDN
          12/15/19 (e) .....................         1.40             1,895,000
                                                                ---------------
                                                                     19,095,000
                                                                ---------------
          MASSACHUSETTS-3.9%
          Massachusetts GO
  8,300   (Central Artery/
          Ted Williams)
          Series 00B VRDN
          12/01/30 (e) .....................         1.35             8,300,000
          Massachusetts HEFA
 35,400   (Emmanuel College)
          Series 03 VRDN
          7/01/33 (e) ......................         1.30            35,400,000
                                                                ---------------
                                                                     43,700,000
                                                                ---------------
          MICHIGAN-2.0%
          Michigan Municipal
          Bond Authority RAN
  8,000   Series 02 C-1
          8/22/03 ..........................         1.40             8,020,748
          Michigan State Hospital
          Finance Authority
  5,900   (Mt. Clemens
          General Hospital)
          Series 00 VRDN
          3/01/15 (e) ......................         1.40             5,900,000
          Michigan State
          Strategic Fund IDR
  8,099   (Grayling
          Generating Project)
          Series 90 AMT VRDN
          1/01/14 (e) ......................         1.38             8,099,000
                                                                ---------------
                                                                     22,019,748
                                                                ---------------

                            Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

Principal
 Amount
  (000)   Security (d)                              Yield                 Value
--------------------------------------------------------------------------------
          MINNESOTA-1.7%
          Coon Rapids
$ 3,900   (Health Central
          System Project)
          VRDN
          8/01/15 (e) ......................         1.30%      $     3,900,000
          Minnesota Housing
          Finance Agency
 15,055   (Residential Housing
          Mandatory Put)
          Series 01A
          1/01/21 (e) ......................         1.32            15,055,000
                                                                ---------------
                                                                     18,955,000
                                                                ---------------
          MISSISSIPPI-2.4%
          Harrison County PCR
  1,000   (E I Du Pont De Nemours)
          Series 90 VRDN
          9/01/10 (e) ......................         1.40             1,000,000
          Mississippi Business
          Finance Corp.
 20,500   (Jackson Medical
          Mall Foundation)
          Series 00A VRDN
          11/01/18 (e) .....................         1.40            20,500,000
          Mississippi Business
          Finance Corp.
  5,400   (Mississippi State
          University Foundation,
          Inc. Project) Series 02 VRDN
          3/01/12 (e) ......................         1.45             5,400,000
                                                                ---------------
                                                                     26,900,000
                                                                ---------------
          MISSOURI-1.4%
          Missouri HEFA
 15,000   (Lutheran Senior Services)
          Series 00 VRDN
          2/01/31 (e) ......................         1.40            15,000,000
                                                                ---------------
          NEVADA-1.8%
          Director Nevada Business
          and Industry PCR
 10,750   (Barrick Goldstrike
          Mines)
          6/01/29 (e) ......................         1.40            10,750,000
          Henderson Public
          Improvement Trust
          MFHR
  4,150   (Pueblo Verde 1 Apts.)
          Series 95A VRDN
          8/01/26 (e) ......................         1.20             4,150,000
          Nevada Housing
          Division MFHR
  1,750   (City Center Las Vegas
          Project) Series 02A
          AMT VRDN
          4/01/35 (e) ......................         1.40             1,750,000
          Nevada Housing
          Division MFHR
  3,755   (Parkway Plaza
          Apartments)
          Series 02A AMT VRDN
          4/15/35 (e) ......................         1.40             3,755,000
                                                                ---------------
                                                                     20,405,000
                                                                ---------------
          NEW HAMPSHIRE-0.8%
          New Hampshire HEFA
  3,440   (Hunt Community Issue)
          Series 96 VRDN
          5/01/26 (e) ......................         1.45             3,440,000
          New Hampshire HEFA
  5,000   (Southern New Hampshire
          Medical Center)
          Series 01 VRDN
          10/01/30 (e) .....................         1.50             5,000,000
                                                                ---------------
                                                                      8,440,000
                                                                ---------------
          NEW YORK-2.4%
          East Meadow Union
          Free School District
          BAN
 14,000   Series 03
          8/22/03 ..........................         1.43            14,011,529
          Half Hollow Hills
          Central School District
          TAN
  3,500   (Huntington & Babylon)
          6/26/03 ..........................         1.43             3,504,349
          New York City TFA
  7,000   (NYC Recovery)
          Series 03 3B VRDN
          11/01/22 (e) .....................         1.35             7,000,000
          Port Authority NY &
          NJ Special Obligation
          Revenue
  2,300   Series 94 VRDN
          5/01/19 (e) ......................         1.40             2,300,000
                                                                ---------------
                                                                     26,815,878
                                                                ---------------
          NORTH
          CAROLINA-3.1%
          City of Durham
    165   (Water & Sewer
          Revenue Bonds)
          Series 94 VRDN
          12/01/15 (e) .....................         1.40               165,000
          Mecklenburg County
  2,750   Series 03B VRDN
          2/01/22 (e) ......................         1.35             2,750,000
          North Carolina
          Capital Facilities
          Finance Agency
  7,150   (Capital Area
          YMCA Project)
          Series 02 VRDN
          5/01/22 (e) ......................         1.40             7,150,000

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

Principal
 Amount
  (000)   Security (d)                              Yield                 Value
--------------------------------------------------------------------------------
          North Carolina Capital
          Facilities Finance Agency
$ 2,355   (Goodwill Community
          Foundation Project)
          Series 02 VRDN
          4/01/22 (e) ......................         1.35%      $     2,355,000
          North Carolina Capital
          Facilities Finance Agency
    100   (Greenboro Day
          School Project)
          Series 01 VRDN
          7/01/21 (e) ......................         1.35               100,000
          North Carolina Capital
          Facilities Finance Agency
  5,700   (Student Housing
          Facility Revenue)
          Series 01 VRDN
          7/01/32 (e) ......................         1.50             5,700,000
          North Carolina Capital
          Facilities Finance Agency
  1,900   (Wolfpack Club Project)
          Series 02 VRDN
          4/01/12 (e) ......................         1.35             1,900,000
          North Carolina
          Educational Facilities
          Financial Agency
     70   (Cardinal Gibbons
          High School)
          Series 99 VRDN
          8/01/14 (e) ......................         1.35                70,000
          North Carolina GO
  1,000   (Public Improvement)
          Series 02E
          5/01/21 (e) ......................         1.35             1,000,000
          North Carolina Medical
          Care Community
  9,755   (First Mtg-
          Brookwood Project)
          Series 01C VRDN
          1/01/07 (e) ......................         1.45             9,755,000
          North Carolina Medical
          Care Community
    250   (Northeast Medical
          Center Project)
          Series 02B VRDN
          11/01/32 (e) .....................         1.35               250,000
          North Carolina Medical
          Care Community
          Retirement Facilities
          Revenue
  1,235   (Aldersgate Project)
          Series 01 VRDN
          1/01/31 (e) ......................         1.45             1,235,000
          Raleigh Durham
          Airport
    750   Series 02
          FGIC AMT VRDN
          11/01/17 (e) .....................         1.35               750,000
          University of North
          Carolina Chapel Hill
    680   (Board of Governors)
          Series 01B VRDN
          12/01/25 (e) .....................         1.30               680,000
          Winston-Salem Water
          & Sewer Systems
          Revenue
    200   (Water & Sewer
          Systems Revenue)
          Series 02B VRDN
          6/01/30 (e) ......................         1.35               200,000
                                                                ---------------
                                                                     34,060,000
                                                                ---------------
          OHIO-4.6%
          Cuyahoga County
 28,600   (Cleveland Clinic)
          Series 03 VRDN
          1/01/35 (e) ......................         1.35            28,600,000
          Cuyahoga County
          Hospital Improvement
  7,500   (The Metrohealth
          System Project)
          Series 03 VRDN
          3/01/33 (e) ......................         1.40             7,500,000
          Cuyahoga Health Care
  2,370   (Judson Retirement
          Community) Series 00 VRDN
          11/15/19 (e) .....................         1.40             2,370,000
          Franklin County
          Hospital Revenue
 10,120   (US Health Corp.)
          Series 96A VRDN
          12/01/21 (e) .....................         1.35            10,120,000
          Franklin County MFHR
  2,050   (Hanover Ridge Apts.)
          Series 00 AMT VRDN
          12/15/30 (e) .....................         1.50             2,050,000
          Warren County
    800   (Pioneer Industrial
          Components Project)
          Series 85 VRDN
          12/01/05 (e) .....................         1.60               800,000
                                                                ---------------
                                                                     51,440,000
                                                                ---------------
          OKLAHOMA-0.7%
          Muskogee
  7,500   (Medical Center
          Authority Revenue)
          Series 02 VRDN
          10/01/32 (e) .....................         1.40             7,500,000
                                                                ---------------
          OREGON-0.9%
          Oregon State Housing
          & Community Services
          SFMR
 10,000   Series J
          9/25/03 ..........................         1.50            10,000,000
                                                                ---------------

                            Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

Principal
 Amount
  (000)   Security (d)                              Yield                 Value
--------------------------------------------------------------------------------
          PENNSYLVANIA-3.2%
          Allegheny County
$ 2,350   (Presbyterian
          University Hospital)
          Series 88 B1 VRDN
          3/01/18 (e) ......................         1.40%      $     2,350,000
          Allegheny County IDA
  4,835   (United Jewish
          Federation Project)
          Series 96A VRDN
          10/01/26 (e) .....................         1.40             4,835,000
          Pennsylvania State
          Higher Education
          Facilities Authority
  4,480   (University of
          Pennsylvania) Series 03C VRDN
          7/01/38 (e) ......................         1.35             4,480,000
          Philadelphia Hospital
          & Higher Education
 10,700   (Wills Eye
          Hospital Project)
          Series 00 VRDN
          11/01/30 (e) .....................         1.35            10,700,000
          Philadelphia IDR
  8,200   (Girard Estate
          Facilites Leasing)
          VRDN
          11/01/31 (e) .....................         1.35             8,200,000
          Philadelphia School
          District TRAN
  5,200   Series 02
          6/30/03 ..........................         1.50             5,210,557
                                                                ---------------
                                                                     35,775,557
                                                                ---------------
          SOUTH
          CAROLINA-3.6%
          Florence County
  2,500   (Roche Carolina, Inc.)
          Series 97 AMT VRDN
          4/01/27 (e) ......................         1.40             2,500,000
          South Carolina EDA
 13,000   (Sisters Charity Hospital)
          Series 02 VRDN
          11/01/32 (e) .....................         1.40            13,000,000
          South Carolina
          Jobs EDA
 12,400   (Sisters Charity
          Province Hospital)
          Series 01 VRDN
          11/01/31 (e) .....................         1.40            12,400,000
          South Carolina
          Jobs EDA
 11,700   (Southeastern Fly Ash
          Company Project)
          Series 00
          AMT VRDN
          1/01/14 (e) ......................         1.40            11,700,000
                                                                ---------------
                                                                     39,600,000
                                                                ---------------
          TENNESSEE-1.8%
          Knox Health Educational
          & Housing Board
  9,795   (Laughlin Memorial
          Hospital, Inc.)
          Series 01A-1 VRDN
          10/01/28 (e) .....................         1.45             9,795,000
          Shelby County TAN
 10,000   Series 02A
          6/30/03 ..........................         1.50            10,000,000
                                                                ---------------
                                                                     19,795,000
                                                                ---------------
          TEXAS-10.4 %
          Bexar Health Facility
          Development Corp.
 10,000   (Air Force Village)
          VRDN
          8/15/30 (e) ......................         1.35            10,000,000
          Brazos River
  2,700   (Merey Sweeny
          LP Project )
          Series 02A AMT VRDN
          4/01/21 (e) ......................         1.40             2,700,000
          Grapevine Industrial
          Development Corp.
  6,000   (Trencore Jetco, Inc.)
          AMT VRDN
          4/01/19 (e) ......................         1.45             6,000,000
          Harris County Indl
          Dev Corp. SWDR
  7,600   (Exxon Project)
          AMT VRDN
          4/01/32 (e) ......................         1.40             7,600,000
          Mesquite Texas Health
          Facilities Development
  8,000   (Retirement Facility)
          Series 00C VRDN
          2/15/30 (e) ......................         1.40             8,000,000
          Metropolitan Higher
          Education Authority
  6,770   (University of Dallas)
          Series 99 VRDN
          5/01/19 (e) ......................         1.40             6,770,000
          North Central Health
          Facility Development
  4,100   (Northwest Senior
          Housing Corp.
          Edgemerc Project)
          Series C VRDN
          11/15/29 (e) .....................         1.35             4,100,000
          North Texas Higher
          Education Authority
  5,815   (Student Loan)
          Series 98 AMT VRDN
          12/01/05 (e) .....................         1.40             5,815,000

STATEMENT OF NET ASSETS
(continued)                 Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

Principal
 Amount
  (000)   Security (d)                              Yield                 Value
--------------------------------------------------------------------------------
          Panhandle Plains
          Higher Education
          Authority
$ 3,300   (Student Loan Revenue)
          Series 91B AMT VRDN
          6/01/21 (e) ......................         1.40%      $     3,300,000
          Texas Small Business
          IDR
 12,965   (Public Facilities
          Capital Access)
          VRDN
          7/01/26 (e) ......................         1.40            12,965,000
          Texas TRAN
 45,000   Series 03
          8/29/03 ..........................         2.75            45,198,395
          West Side Calhoun
          County IDR
  2,800   (BP Chemicals Inc.)
          Series 96 AMT VRDN
          4/01/31 (e) ......................         1.40             2,800,000
                                                                ---------------
                                                                    115,248,395
                                                                ---------------
          VIRGINIA-4.3%
          Chesapeake Hospital
          Authority
 11,800   (Chesapeake
          General Hospital)
          Series 01A VRDN
          7/01/31 (e) ......................         1.40            11,800,000
          Chesapeake Hospital
          Authority
  4,000   (Chesapeake
          General Hospital)
          Series 01B VRDN
          7/01/31 (e) ......................         1.40             4,000,000
          Fairfax County
          Development Authority
  3,180   (Fair Lakes/ D&K LP)
          Series 96 AMT VRDN
          8/01/16 (e) ......................         1.40             3,180,000
          Henrico County EDA
 16,000   (White Oak Semiconductor)
          Series 00 AMT VRDN
          10/01/27 (e) .....................         1.40            16,000,000
          James City MFHR IDA
 10,000   (Chambrel at Williamsburg)
          Series 02 VRDN
          11/15/32 (e) .....................         1.40            10,000,000
          King George County IDA
  1,200   (Birchwood Power Partners)
          Series 96 AMT VRDN
          4/01/26 (e) ......................         1.40             1,200,000
          Louisa County IDA
  1,860   (University of Virginia
          Health Services
          Foundation) Series 00 VRDN
          10/01/30 (e) .....................         1.40             1,860,000
                                                                ---------------
                                                                     48,040,000
                                                                ---------------
          WASHINGTON-4.3%
          Issaquah Commercial
          Properties
 24,000   Series 01B VRDN
          2/15/21 (e) ......................         1.40            24,000,000
          Washington EDA IDR
  4,850   (Pacific Coast Shredding)
          Series 99D AMT VRDN
          8/01/14 (e) ......................         1.50             4,850,000
          Washington Housing
          Finance Commission
 10,835   (Living Care
          Centers Project)
          Series 00 VRDN
          10/01/30 (e) .....................         1.40            10,835,000
          Washington Housing
          Finance Commission
          MFHR
  7,840   (Glenbrooke Apartments)
          Series 97A AMT VRDN
          7/01/29 (e) ......................         1.45             7,840,000
                                                                ---------------
                                                                     47,525,000
                                                                ---------------
          WEST
          VIRGINIA-0.4%
          Keyser IDR
  1,300   (Keyser Associates
          Project) VRDN
          7/01/14 (e) ......................         1.40             1,300,000
          Marion County SWDR
  2,300   (Grant Town Project)
          Series 90D AMT VRDN
          10/01/17 (e) .....................         1.45             2,300,000
          West Virginia Hospital
          Finance Authority
    660   (WVHA Pooled Loan
          Financing Program)
          Series 00A VRDN
          8/01/30 (e) ......................         1.45               660,000
                                                                ---------------
                                                                      4,260,000
                                                                ---------------
          WISCONSIN-4.4%
          Appleton Redevelopment
          Authority
 11,700   (Fox Cities
          Performing Arts Center)
          Series 01B VRDN
          6/01/36 (e) ......................         1.45            11,700,000
          Campbell Wisconsin
          IDA
  4,530   (Skipperliner
          Industries Project)
          Series 00 AMT VRDN
          5/01/20 (e) ......................         1.50             4,530,000
          Manitowoc IDR
  1,618   (Jagemann Stamping Co.)
          Series 98 AMT VRDN
          4/01/11 (e) ......................         1.50             1,618,000

                            Alliance Institutional Reserves - Tax-Free Portfolio
================================================================================

Principal
 Amount
  (000)   Security (d)                              Yield                 Value
--------------------------------------------------------------------------------
          Milwaukee RAN
$22,000   Series 02B
          8/28/03 ..........................         1.43%      $    22,093,604
          Wisconsin HEFA
  7,000   (Aurora Health Care, Inc.)
          Series 99C VRDN
          2/15/29 (e) ......................         1.35             7,000,000
          Wisconsin HEFA
  2,555   (Grace Lutheran
          Foundation Project)
          Series 99 VRDN
          7/01/14 (e) ......................         1.40             2,555,000
                                                                ---------------
                                                                     49,496,604
                                                                ---------------
          WYOMING-2.2%
          Campbell County IDR
 25,000   (Two Elk Power Project)
          AMT
          12/01/30 (e) .....................         1.60            25,000,000
                                                                ---------------
          Total Municipal Bonds
          (amortized cost
          $1,070,839,241) ..................                      1,070,839,241
                                                                ---------------
          COMMERCIAL
          PAPER-5.4%
          ARIZONA-0.7%
          Salt River Agricultural
  8,000   (Improvement and
          Power District)
          5/01/03 ..........................         1.10             8,000,000
                                                                ---------------
          FLORIDA-0.6%
          Indian River
  7,150   (Hospital District)
          Series 90
          5/01/03 ..........................         1.15             7,150,000
                                                                ---------------
          KENTUCKY-1.4%
          Pendleton County
 15,000   (Kentucky Association
          of County Leasing)
          5/01/03 ..........................         1.15            15,000,000
                                                                ---------------
          MASSACHUSETTS-0.3%
          Massachusetts
          Development
          Finance Agency
  3,500   (Massachusetts
          Development Program)
          8/07/03 ..........................         1.10             3,500,000
                                                                ---------------
          NEW YORK-0.8%
          Metropolitan
          Transportation
          Authority
  9,000   (Transit Facility
          Special Obligation)
          Series CP-1 A
          8/13/03 ..........................         1.10             9,000,000
                                                                ---------------
          TEXAS-1.6 %
          Harris Flood
          Control District
  8,175   (Contract Tax Notes)
          Series F
          7/11/03 ..........................         1.10             8,175,000
          Harris Flood
          Control District
  9,631   (Contract Tax Notes)
          Series F
          8/01/03 ..........................         1.05             9,631,000
                                                                ---------------
                                                                     17,806,000
                                                                ---------------
          Total Commercial Paper
          (amortized cost
          $60,456,000) .....................                         60,456,000
                                                                ---------------
          TOTAL
          INVESTMENTS-101.6%
          (amortized
          cost $1,131,295,241) .............                      1,131,295,241
          Other assets less
          liabilities-(1.6%) ...............                        (17,871,216)
                                                                ---------------
          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          359,671,115 Class A shares,
          550,353,195 Class B shares,
          and 203,530,990 Class C
          shares outstanding) ..............                    $ 1,113,424,025
                                                                ===============

--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

STATEMENT OF NET ASSETS
April 30, 2003                 Alliance Institutional Reserves - Trust Portfolio
================================================================================

Principal
 Amount
  (000)   Security                                  Yield                 Value
--------------------------------------------------------------------------------
          COMMERCIAL
          PAPER-47.3%
          Abbey National NA
$ 9,000   5/27/03 ............................       1.26%      $     8,991,810
          Aegon Funding Corp.
  6,000   5/19/03 ............................       1.27             5,996,190
          Allied Irish N.A.
  5,000   6/11/03 ............................       1.15             4,993,451
  5,000   7/15/03 ............................       1.25             4,987,031
  9,000   5/12/03 ............................       1.26             8,996,544
          Amstel Funding
 12,000   6/16/03 (a) ........................       1.21            11,981,447
          Australian Wheat Board
          Finance Ltd.
 10,000   7/07/03 (a) ........................       1.26             9,976,550
          Banque Caisse
          d'Epargne L'Etat
 20,000   6/11/03 ............................       1.16            19,973,578
  3,000   5/29/03 ............................       1.23             2,997,130
          Banque Generale
          Du Luxembourg
  9,000   7/09/03 ............................       1.29             8,977,748
          Barclays US Funding
          Corp.
  6,000   6/16/03 ............................       1.27             5,990,302
          Barton Capital
 10,067   5/14/03 (a) ........................       1.25            10,062,456
          Britannia Building
          Society
  5,000   5/15/03 ............................       1.27             4,997,531
 13,000   5/27/03 ............................       1.28            12,987,982
          Caisse Centrale
          Jardins du Quebec
 18,000   6/02/03 ............................       1.26            17,979,840
          Caisse Nationale
          des Caisses
 12,000   5/06/03 ............................       1.26            11,997,900
          Clipper Receivables
          Corp.
 12,000   6/10/03 (a) ........................       1.24            11,983,467
  7,940   6/25/03 (a) ........................       1.24             7,924,958
 15,000   8/07/03 (a) ........................       1.25            14,948,958
          Corporate Receivables
          Corp.
  4,000   5/22/03 (a) ........................       1.24             3,997,107
 10,000   5/12/03 (a) ........................       1.25             9,996,181
          Credit Agricole
          Indosuez
 15,000   5/06/03 ............................       1.25            14,997,394
          Danske Corp.
  8,500   6/19/03 ............................       1.33             8,484,613
          Den Norske Bank
 10,000   6/11/03 ............................       1.20             9,986,333
  7,000   6/05/03 ............................       1.25             6,991,493
          Depfa Bank Europe
          PLC
  3,000   5/06/03 ............................       1.26             2,999,475
  7,000   5/27/03 ............................       1.26             6,993,630
  2,000   5/07/03 ............................       1.27             1,999,577
          Dexia (Delaware) LLC
  4,500   6/17/03 (a) ........................       1.20             4,492,950
          Edison Asset Securities
 10,000   6/11/03 (a) ........................       1.24             9,985,878
          Fountain Square
 12,913   6/16/03 (a) ........................       1.22            12,892,870
          General Electric
          Capital Corp.
  5,261   8/04/03 ............................       1.27             5,243,368
          Giro Balanced
          Funding Corp.
  3,000   6/23/03 (a) ........................       1.27             2,994,391
  5,027   7/21/03 (a) ........................       1.28             5,012,522
          Giro Funding US Corp.
 10,000   6/16/03 (a) ........................       1.26             9,983,900
          Goldman Sachs
  3,000   8/25/03 ............................       1.20             2,988,400
  5,000   7/15/03 ............................       1.27             4,986,771
 10,000   8/01/03 ............................       1.27             9,967,544
          HBOS Treasury
          Services (Hali-Bkscot)
          PLC
  8,000   5/29/03 ............................       1.24             7,992,284
  5,700   7/30/03 ............................       1.24             5,682,330
  9,000   9/15/03 ............................       1.25             8,957,188
  2,100   5/01/03 ............................       1.25             2,100,000
          HSBC (Hong Kong
          Sh-Republic)
  7,000   7/24/03 ............................       1.23             6,979,910
  6,000   9/22/03 ............................       1.25             5,970,000
  6,000   6/25/03 ............................       1.27             5,988,358
          J.P. Morgan Chase
          & Co.
 11,000   6/26/03 (a) ........................       1.26            10,978,440
          Jupiter Securitization
          Corp.
  5,685   6/12/03 ............................       1.25             5,676,709
 13,800   7/14/03 ............................       1.26            13,764,258
          Landesbank Schleswig-
          Holstein Giroze
  6,000   11/03/03 ...........................       1.24             5,961,767
  6,000   6/09/03 ............................       1.34             5,991,290
  6,000   6/10/03 ............................       1.34             5,991,067
  6,000   5/15/03 ............................       2.40             5,993,957
          Morgan Stanley
  6,000   6/12/03 ............................       1.21             5,991,530
 12,000   6/25/03 ............................       1.24            11,977,267
          Nordea Luxembourg
  6,000   5/30/03 ............................       1.26             5,993,910
          Northern Rock PLC
 10,000   6/12/03 ............................       1.24             9,985,533
          Private Export
          Funding
 11,500   6/19/03 (a) ........................       1.26            11,480,278
          Prudential PLC
  6,000   6/10/03 ............................       1.16             5,992,267

                               Alliance Institutional Reserves - Trust Portfolio
================================================================================

Principal
 Amount
  (000)   Security                                  Yield                 Value
--------------------------------------------------------------------------------
          San Paolo
          US Finance Co.
$12,000   6/24//03 ...........................       1.26%      $    11,977,320
          Scaldis Capital LLC
  2,827   5/30/03 (a) ........................       1.36             2,823,903
          Sheffield Receivables
          Corp.
 10,000   5/15/03 (a) ........................       1.26             9,995,022
          Steamboat Funding
          Corp.
  8,693   5/07/03 (a) ........................       1.27             8,691,160
 30,000   5/30/03 (a) ........................       1.27            29,969,308
          Toronto Dominion
          Holdings, Inc.
  4,000   5/14/03 ............................       1.26             3,998,180
          Westpac Trust
  6,000   7/15/03 ............................       1.18             5,985,250
          Windmill Funding
          Corp.
  9,000   6/05/03 (a) ........................       1.24             8,989,150
          ZCM Matched
          Funding Corp.
 18,000   5/22/03 (a) ........................       1.30            17,986,350
                                                                ---------------
          Total Commercial Paper
          (amortized cost
          $571,603,256) ......................                      571,603,256
                                                                ---------------
          CERTIFICATES OF
          DEPOSIT-25.3%
          Abbey National
          Treasury Services PLC
  6,000   1.26%, 5/06/03 .....................       1.26             6,000,000
          Bank of America
  8,000   1.24%, 9/25/03 .....................       1.24             8,000,000
          Bank of Nova Scotia
  8,500   1.24%, 6/24/03 .....................       1.24             8,500,000
          Bank of the West
  6,000   1.27%, 6/26/03 .....................       1.27             6,000,046
          Barclays Bank
  9,000   1.25%, 5/06/03 .....................       1.25             9,000,000
  6,000   1.26%, 8/19/03 .....................       1.26             6,000,000
          Bayerische Landesbank
  9,000   1.249%, 3/18/04 FRN ................       1.24             9,001,086
  6,000   1.25%, 6/16/03 .....................       1.25             6,000,000
          Canadian Imperial
          Bank of Commerce
 12,000   1.26%, 5/14/03 .....................       1.26            12,000,000
  6,000   1.27%, 5/07/03 .....................       1.27             6,000,000
          Chase Bank USA
  7,000   1.25%, 10/15/03 ....................       1.25             7,000,000
          Citibank, NA
  6,000   1.19%, 6/19/03 .....................       1.19             6,000,000
  6,000   1.20%, 6/19/03 .....................       1.20             6,000,000
  6,000   1.26%, 5/21/03 .....................       1.26             6,000,000
          Credit Agricole
          Indosuez
 14,000   1.225%, 6/30/03 FRN ................       1.22            13,998,930
          Danske Bank
  3,000   1.26%, 6/27/03 .....................       1.26             3,000,000
          Fifth Third Bank
 10,000   1.25%, 6/27/03 .....................       1.26             9,999,921
          Fortis Bank
  3,900   1.20%, 10/14/03 ....................       1.20             3,900,000
          Landesbank Baden-
          Wurttemberg
  6,000   1.25%, 9/17/03 .....................       1.24             6,000,115
 10,000   1.26%, 5/30/03 .....................       1.25            10,000,118
          Landesbank
          Hessen-Thueringen
 15,000   1.18%, 9/03/03 .....................       1.18            15,000,000
  6,000   1.25%, 6/12/03 .....................       1.25             6,000,000
          Lloyds Bank PLC
  3,000   1.26%, 8/21/03 .....................       1.25             3,000,090
          M & I Marshall
          & Ilsley Bank
  8,000   1.25%, 5/22/03 .....................       1.26             7,999,977
          Natexis Banque
          New York Branch
  7,000   1.26%, 9/24/03 .....................       1.26             7,000,000
 10,000   1.27%, 5/01//03 ....................       1.27            10,000,000
          Nordea Bank
  7,000   1.25%, 6/27/03 .....................       1.25             7,000,000
  6,000   1.26%, 5/15/03 .....................       1.26             6,000,000
          Nordeutsche Landesbank,
          Luxembourg
  9,000   1.24%, 9/10/03 .....................       1.10             9,004,591
          Region's Bank
 10,000   1.26%, 5/28/03 .....................       1.26            10,000,000
          Royal Bank of
          Scotland PLC
  7,000   1.25%, 6/11/03 .....................       1.25             7,000,000
          San Paolo IMI
  6,000   1.21%, 5/30/03 .....................       1.20             6,000,048
          Svenska
          Handelsbanken
  5,000   1.20%, 10/14/03 ....................       1.20             5,000,000
  7,000   1.25%, 10/15/03 ....................       1.25             7,000,000
          Toronto Dominion
          Bank
  6,000   1.27%, 6/09/03 .....................       1.26             6,000,065
          Unicredito Italiano
  3,500   1.21%, 10/08/03 ....................       1.21             3,500,000
  6,000   1.25%, 6/16/03 .....................       1.25             6,000,000
          Wells Fargo Bank
  5,000   1.25%, 6/12/03 .....................       1.25             5,000,000
  5,000   1.25%, 6/13/03 .....................       1.25             5,000,000
          Westdeutsche
          Landesbank
 16,000   1.36%, 6/16/03 .....................       1.36            16,000,000
          Westpac Bank
  9,000   1.18%, 9/12/03 .....................       1.10             9,002,663
                                                                ---------------
          Total Certificates
          of Deposit
          (amortized cost
          $304,907,650) ......................                      304,907,650
                                                                ---------------

STATEMENT OF NET ASSETS
(continued)                    Alliance Institutional Reserves - Trust Portfolio
================================================================================

Principal
 Amount
  (000)   Security                                  Yield                 Value
--------------------------------------------------------------------------------
          U.S. GOVERNMENT
          AGENCY
          OBLIGATIONS-22.3%
          Federal Home
          Loan Bank
$29,000   1.205%, 8/25/04 FRN ................       1.24%      $    28,986,546
 60,000   1.210%, 9/27/04 FRN ................       1.25            59,966,099
          Federal National
          Mortgage Association
 32,000   1.205%, 7/30/04 FRN ................       1.20            31,985,903
 13,000   1.195%, 10/28/04 FRN ...............       1.24            12,992,243
 50,000   1.172%, 5/05/03 FRN ................       1.25            49,999,576
 14,000   1.17%, 8/01/03 FRN .................       1.25            13,997,393
 25,000   1.38%, 5/07/04 .....................       1.38            25,000,000
 16,000   1.40%, 4/19/04 .....................       1.40            16,000,000
          Student Loan
          Marketing Association
 30,000   1.511%, 8/21/03 FRN ................       1.52            29,999,107
                                                                ---------------
          Total U.S. Government
          Agency Obligations
          (amortized cost
          $268,926,867) ......................                      268,926,867
                                                                ---------------
          CORPORATE
          OBLIGATIONS-5.6%
          Beta Finance, Inc.
  6,000   1.335%, 2/05/04
          FRN (a) ............................       1.34             6,000,000
  6,000   2.60%, 5/15/03
          MTN (a) ............................       2.61             5,999,773
          Centauri Corp USA,
          Inc.
  6,000   1.34%, 1/30/04
          FRN (a) ............................       1.34             6,000,000
          Dorada Finance, Inc.
  6,000   1.33%, 2/18/04
          FRN (a) ............................       1.33             6,000,000
          K2 (USA) LLC
  5,000   1.34%, 2/12/04
          FRN (a) ............................       1.34             5,000,000
  5,000   1.34%, 2/17/04
          FRN (a) ............................       1.34             5,000,000
 10,000   1.35%, 1/26/04
          FRN (a) ............................       1.35            10,000,000
          Metlife Funding
          Agreement
  8,000   1.357%, 7/01/03
          FRN (b) ............................       1.36             8,000,000
          Sigma Finance, Inc.
  6,000   1.218%, 4/05/04
          FRN MTN (a) ........................       1.23             5,999,439
  5,000   1.277%, 5/01/03
          FRN MTN (a) ........................       1.29             5,000,000
  5,000   1.28%, 7/15/03
          FRN MTN (a) ........................       1.29             4,999,897
                                                                ---------------
          Total Corporate
          Obligations
          (amortized
          cost $67,999,109) ..................                       67,999,109
                                                                ---------------
          TOTAL
          INVESTMENTS-100.5%
          (amortized cost
          $1,213,436,882) ....................                    1,213,436,882
          Other assets less
          liabilities-(0.5%) .................                       (5,439,225)
                                                                ---------------
          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          1,207,996,590 Class A
          shares outstanding) ................                  $ 1,207,997,657
                                                                ===============

--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

STATEMENT OF NET ASSETS
April 30, 2003              Alliance Institutional Reserves - Treasury Portfolio
================================================================================

Principal
 Amount
  (000)   Security                                    Yield               Value
--------------------------------------------------------------------------------
          U.S. GOVERNMENT
          OBLIGATIONS-105.4%
          U.S. TREASURY
          BILLS-100.5%
$10,000   8/07/03 ...........................          1.10%      $   9,970,055
 40,000   5/01/03 ...........................     1.12-1.20          40,000,000
 10,000   6/19/03 ...........................          1.13           9,984,599
 21,000   7/03/03 ...........................          1.13          20,958,453
 25,000   5/08/03 ...........................     1.14-1.21          24,994,181
  4,000   9/18/03 ...........................          1.14           3,982,337
 10,000   10/30/03 ..........................          1.14           9,942,872
 10,000   7/31/03 ...........................          1.15           9,971,057
  4,000   9/25/03 ...........................          1.15           3,981,372
 34,000   5/15/03 ...........................     1.16-1.22          33,984,155
 42,000   5/22/03 ...........................     1.16-1.22          41,970,857
  5,000   8/28/03 ...........................          1.16           4,980,910
  5,000   7/24/03 ...........................          1.17           4,986,438
 20,000   5/29/03 ...........................     1.18-1.22          19,981,382
  2,500   10/02/03 ..........................          1.18           2,487,487
  2,500   10/09/03 ..........................          1.18           2,486,919
                                                                  -------------
                                                                    244,663,074
                                                                  -------------
          U.S. TREASURY
          BOND-4.9%
 12,000   10.75%, 5/15/03 ...................          1.21          12,043,952
                                                                  -------------
          Total U.S.
          Government Obligations
          (amortized cost
          $256,707,026) .....................                       256,707,026
                                                                  -------------
          TOTAL
          INVESTMENTS-105.4%
          (amortized cost
          $256,707,026) .....................                       256,707,026
          Other assets less
          liabilities-(5.4%) ................                       (13,154,398)
                                                                  -------------
          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          158,145,363 Class A shares,
          25,717,116 Class B shares
          and 59,564,092 Class C shares
          outstanding) ......................                     $ 243,552,628
                                                                  =============

--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
April 30, 2003                                     California Tax-Free Portfolio
================================================================================

Principal
 Amount
  (000)   Security (d)                                  Yield              Value
--------------------------------------------------------------------------------
          MUNICIPAL
          BONDS-91.4%
          CALIFORNIA-91.4 %
          ABAG Finance
          Authority COP
$ 2,535   (Harker School
          Foundation)
          Series '98 VRDN
          1/01/23 (e) ...............................    1.40%      $  2,535,000
          ABAG Finance
          Authority MFHR
  1,500   (Acton Courtyard
          Apartments) Series '02A AMT VRDN
          4/01/37 (e) ...............................    1.45          1,500,000
          Alameda County IDR
    775   (Heat & Control, Inc.
          Project) Series '95A AMT VRDN
          11/01/25 (e) ..............................    1.45            775,000
          Big Bear Lake IDR
 13,400   (Southwest Gas Corp.)
          Series '93A AMT VRDN
          12/01/28 (e) ..............................    1.40         13,400,000
          California Community
          College Finance
          Authority
  2,000   Series '02A FSA TRAN
          6/30/03 ...................................    1.68          2,004,266
          California Department
          of Water
  6,300   (Power Supply Bonds)
          Series '02 B1 VRDN
          5/01/22 (e) ...............................    1.30          6,300,000
          California Department
          of Water
  9,000   (Power Supply
          Revenue Bonds)
          Series '02C-4 VRDN
          5/01/22 (e) ...............................    1.50          9,000,000
          California Department
          of Water
  1,200   (Power Supply
          Revenue Bonds)
          Series '02C-13
          FSA VRDN
          5/01/22 (e) ...............................    1.35          1,200,000
          California Health
          Facilities Financing
          Authority
  7,500   (Scripps Health)
          Series '01A VRDN
          10/01/23 (e) ..............................    1.30          7,500,000
          California Pollution
          Control Finance
          Authority
  3,000   (Mission Trail
          Waste Systems)
          Series '02A AMT VRDN
          12/01/13 (e) ..............................    1.55          3,000,000
          California Pollution
          Control Finance
          Authority
  1,885   (Sanco Services LP Project)
          Series '02A AMT VRDN
          11/01/32 (e) ..............................    1.95          1,885,000
          California Pollution
          Control Finance
          Authority
  3,015   (SoIid Waste Revenue-
          Nummi Mfg.)
          Series '98A AMT
          4/01/18 (e) ...............................    1.40          3,015,000
          California Pollution
          Control Finance
          Authority
  3,500   (South Lake Refuse
          Company Project)
          Series '02A AMT VRDN
          10/01/17 (e) ..............................    1.55          3,500,000
          California Pollution
          Control Finance
          Authority
    490   (West Valley
          Manufacturing Project)
          Series '97A AMT VRDN
          6/01/12 (e) ...............................    1.95            490,000
          California Pollution
          Control Finance
          Authority SWDR
  2,000   (Bidart Dairy Project)
          Series '02 AMT VRDN
          11/01/27 (e) ..............................    1.45          2,000,000
          California Pollution
          Control Finance
          Authority SWDR
  4,000   (Norcal Waste Systems)
          Series '02A AMT VRDN
          7/01/27 (e) ...............................    1.50          4,000,000
          California Pollution
          Control Finance
          Authority SWDR
  5,590   (Sunset Waste Paper, Inc.)
          Series '00A AMT VRDN
          11/01/20 (e) ..............................    1.55          5,590,000
          California Pollution
          Control Finance
          Authority SWDR
  4,205   (Sunset Waste Paper, Inc.)
          Series '02A AMT VRDN
          11/01/11 (e) ..............................    1.55          4,205,000

                                               Alliance Institutional Reserves -
                                                   California Tax-Free Portfolio
================================================================================

Principal
 Amount
  (000)   Security (d)                                  Yield              Value
--------------------------------------------------------------------------------
          California School
          Cash Reserve Program
$ 5,000   (Pool Bonds)
          Series '02A AMBAC
          7/03/03 ...................................    1.67%      $  5,011,288
          California State GO
 11,000   Series '03C VRDN
          5/01/33 (e) ...............................    1.20         11,000,000
          California Statewide
          Community
          Development Authority
  1,000   (Grundfos Pumps
          Corp. Project) Series '89 VRDN
          5/01/09 (e) ...............................    1.60          1,000,000
          California Statewide
          Community
          Development Authority
  9,730   (Trinity Children &
          Family Services)
          Series '02A VRDN
          11/01/27 (e) ..............................    1.30          9,730,000
          California Statewide
          Community
          Development
  5,760   Authority MFHR
          (Cienega Gardens
          Apartments) Series '02V AMT VRDN
          10/01/33 (e) ..............................    1.45          5,760,000
          California Statewide
          Community Development
          Authority PCR
  1,900   (Chevron USA)
          Series '02 VRDN
          5/15/24 (e) ...............................    1.30          1,900,000
          California Statewide
          Department Of Water
  6,000   (Power Supply
          Revenue Bonds)
          Series '02 C15 VRDN
          5/01/22 (e) ...............................    1.35          6,000,000
          Carlsbad Unified
          School District COP
          (School Facility
          Bridge Funding)
          FSA VRDN
  3,500   9/01/23 (e) ...............................    1.40          3,500,000
  5,000   9/01/30 (e) ...............................    1.40          5,000,000
          Desert Sands
          Unified School District
          GO BAN
  8,000   Series '02
          7/01/03 ...................................    1.68          8,017,348
          Fairfield IDA
  3,500   (Aitchison Family
          Partnership) VRDN
          4/01/12 (e) ...............................    1.40          3,500,000
          Fremont Public
          Finance Authority COP
    450   (Family Resource Center)
          Series '98 VRDN
          8/01/28 (e) ...............................    1.45            450,000
          Fresno
  8,415   (Trinity Health
          Credit Group)
          Series '00C VRDN
          12/01/30 (e) ..............................    1.35          8,415,000
          Grand Terrace
          Community
          Development
          Authority MFHR
  2,000   (Mount Vernon
          Villas Project)
          Series '85A VRDN
          2/15/30 (e) ...............................    1.35          2,000,000
          Irvine Assesment
          District 87-8
  8,900   Series '99 VRDN
          9/02/24 (e) ...............................    1.35          8,900,000
          Irvine Improvement
          Board District 97-16
  3,381   Series '97-16 VRDN
          9/02/22 (e) ...............................    1.35          3,381,000
          Livermore
          Redevelopment
          Agency MFHR
  5,000   (Livermore Apartments)
          Series '02A AMT VRDN
          11/01/40 (e) ..............................    1.40          5,000,000
          Los Angeles COP
  3,000   (Samuel A. Fryer Yavneh
          Academy) Series '01A VRDN
          8/01/21 (e) ...............................    1.30          3,000,000
          Los Angeles Department
          of Water & Power
  3,000   (Electric Plant
          Revenue Bonds)
          Series '01B-3 VRDN
          7/01/34 (e) ...............................    1.32          3,000,000
          Los Angeles Housing
          Authority AMT
  6,100   (Park Sierra
          Apartments Project)
          Series '86A VRDN
          9/01/30 (e) ...............................    1.40          6,100,000
          Los Angeles
          International Airport
  2,000   Series C2 VRDN
          5/15/20 (e) ...............................    1.35          2,000,000
          Los Angeles Schools
          Pooled Finance
          Program
  3,000   Series '02 FSA TRAN
          6/30/03 ...................................    1.67          3,006,448

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
(continued)                                        California Tax-Free Portfolio
================================================================================

Principal
 Amount
  (000)   Security (d)                                  Yield              Value
--------------------------------------------------------------------------------
          Los Angeles Unified
          School District TRAN
$ 3,000   Series '02A
          7/01/03 ...................................    1.68%      $  3,006,508
          Los Angeles Water
          & Power Revenue
  1,500   Series '00B-2 VRDN
          7/01/34 (e) ...............................    1.35          1,500,000
          Monrovia
          Redevelopment Agency
  4,100   (Holiday Inn Hotel Project)
          Series '84 VRDN
          12/01/14 (e) ..............................    1.20          4,100,000
          Oakland-Alameda
          County
  2,900   (Coliseum Project)
          Series '00C-1 VRDN
          2/01/25 (e) ...............................    1.30          2,900,000
          Orange County
          Apartment
          Development
  13,300  (Trabuco Highlands
          Apartments) Series '99D VRDN
          12/01/29 (e) ..............................    1.40         13,300,000
          Paramount Unified
          School District
    950   (Bridge Funding Program)
          Series '01 FSA VRDN
          9/01/30 (e) ...............................    1.40            950,000
          Petaluma HFA MFHR
    600   (Oakmont at Petaluma)
          Series '96A AMT VRDN
          4/01/26 (e) ...............................    1.45            600,000
          Rescue Unified School
          District COP FSA
  4,485   10/01/25 (e) ..............................    1.38          4,485,000
          Riverside County
          Housing Authority
          MFHR
  2,750   (Concord Square
          Apartments)
          Series '00A VRDN
          12/15/30 (e) ..............................    1.35          2,750,000
          Sacramento Sanitation
          District
    480   (Sacramento Regional)
          Series '00 VRDN
          12/01/30 (e) ..............................    1.35            480,000
          San Bernardino County
          HFA MFHR
  4,100   (Mountain View
          Apartments) Series '97A VRDN
          3/01/27 (e) ...............................    1.40          4,100,000
          San Bernardino County
          Unified School District
          COP
  4,000   (School Facility
          Bridge Funding)
          Series '01 FSA VRDN
          9/01/14 (e) ...............................    1.40          4,000,000
          San Diego County COP
  1,000   (Friends of Chabad
          Lubavitch) Series '03 VRDN
          1/01/23 (e) ...............................    1.45          1,000,000
          San Francisco County
  4,745   (Orlando Cepeda Place
          Apartments) Series '00D AMT VRDN
          11/01/33 (e) ..............................    1.45          4,745,000
          San Rafael
          Redevelopment
          Agency MFHR
  3,000   (Fairfax Street
          Apartments) Series '01A VRDN
          9/01/31 (e) ...............................    1.35          3,000,000
          Saratoga School District
  3,100   (Bridge Funding Project)
          Series '01 FSA VRDN
          9/01/26 (e) ...............................    1.40          3,100,000
          Simi Valley MFHR
  5,000   (Shadowridge Apartments)
          Series '89 VRDN
          9/01/19 (e) ...............................    1.35          5,000,000
          South Coast Local
          Education TRAN
  2,975   Series '02A
          6/30/03 ...................................    1.65          2,981,493
          Tracy MFHR
    450   (Sycamore Village
          Apartments) Series '92 VRDN
          5/01/15 (e) ...............................    1.25            450,000
          Walnut Creek MFHR
  2,700   (Creekside Drive
          Apartments) Series '85A VRDN
          4/01/07 (e) ...............................    1.35          2,700,000
                                                                    ------------
          Total Municipal Bonds
          (amortized cost
          $242,718,351) .............................                242,718,351
                                                                    ------------
          COMMERCIAL
          PAPER-7.0%
          CALIFORNIA-7.0 %
          California Infrastructure
          & Economic Devlopment
          Bank
  8,000   (Salvation Army
          West Territory)
          Series '01
          5/06/03 ...................................    1.35          8,000,000

                                               Alliance Institutional Reserves -
                                                   California Tax-Free Portfolio
================================================================================

Principal
 Amount
  (000)   Security (d)                                  Yield              Value
--------------------------------------------------------------------------------
          Orange County
          Water District
$ 5,500   Series '94
          5/01/03 ...................................    1.10%      $  5,500,000
          San Gabriel Valley
  5,200   (Alameda Corridor
          Construction Project)
          Series '01 GAN
          5/07/03 ...................................    1.10          5,200,000
                                                                    ------------
          Total Commercial Paper
          (amortized cost
          $18,700,000) ..............................                 18,700,000
                                                                    ------------
          TOTAL
          INVESTMENTS-98.4%
          (amortized cost
          $261,418,351) .............................                261,418,351
          Other assets less
          liabilities-1.6% ..........................                  4,183,565
                                                                    ------------
          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          46,279,588 Class A shares,
          97,665,976 Class B shares
          and 121,655,002 Class C
          shares outstanding) .......................               $265,601,916
                                                                    ============

--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
April 30, 2003                                       New York Tax-Free Portfolio
================================================================================

Principal
 Amount
  (000)   Security (d)                                   Yield             Value
--------------------------------------------------------------------------------
          MUNICIPAL
          BONDS-90.3%
          NEW YORK-89.7%
          Albany IDA
$ 1,680   (Institute of History
          & Art)
          Series 99A
          6/01/04 (e) ...............................     1.40%      $ 1,680,000
          Amherst Central
          School District GO
  1,950   (Tax Anticipation Notes)
          Series 02
          6/26/03 ...................................     1.15         1,951,984
          Cassadaga Valley
          Central School District
          GO FSA
    445   Series 02
          6/15/03 ...................................     1.70           445,433
          East Moriches Union
          Free School District GO
    500   (Tax Anticipation Notes)
          Series 02
          6/24/03 ...................................     1.70           500,582
          Elmira City
          School District
    540   MBIA Series 02
          6/15/03 ...................................     1.40           540,397
          Fulton County IDA
    960   (Fiber Conversion, Inc.)
          Series 95A AMT
          6/01/05 (e) ...............................     1.45           960,000
          Islip IDA
  1,000   (Radiation Dynamics
          Project) Series 88A AMT
          1/01/09 (e) ...............................     1.40         1,000,000
          Long Island Power
          Authority
  5,500   (Electric Systems
          Subordinated Revenue)
          Series 01-2B
          5/01/33 (e) ...............................     1.40         5,500,000
          Metropolitan Transit
          Authority
  1,000   Series 02-D2
          11/01/32 (e) ..............................     1.35         1,000,000
          Monroe County IDA
  2,700   (Canal Ponds Park)
          Series 95D
          6/15/16 (e) ...............................     1.40         2,700,000
          Monroe County IDA
  1,200   (St. Ann's Nursing Home) Series 00
          7/01/30 (e) ...............................     1.27         1,200,000
          New York City GO
  2,085   (Kredietbank)
          SubSeries A-5
          8/01/16 (e) ...............................     1.40         2,085,000
          New York City GO
  2,000   Series 92D FGIC
          2/01/21 (e) ...............................     1.30         2,000,000
          New York City GO
  2,285   SubSeries A-8
          8/01/18 (e) ...............................     1.40         2,285,000
          New York City IDA
          (Korean Airlines Co.
          Project) 1,400 Series 97A AMT
          11/01/24 (e) ..............................     1.40         1,400,000
  1,500   Series 97B AMT
          11/01/24 (e) ..............................     1.40         1,500,000
  1,400   Series 97C AMT
          11/01/24 (e) ..............................     1.40         1,400,000
          New York City IDA
  3,000   (Planned Parenthood
          Project) Series 02
          7/01/18 (e) ...............................     1.30         3,000,000
          New York City IDA
    345   (P.S. Pibbs, Inc. Project) Series 01 AMT
          6/01/21 (e) ...............................     1.40           345,000
          New York City IDA
  2,200   (SWAK, Inc. Project)
          Series 00 AMT
          9/01/25 (e) ...............................     1.40         2,200,000
          New York City Muni
          Water Finance Authority
  5,850   (Water & Sewer
          System Revenue)
          Series 93C FGIC
          6/15/23 (e) ...............................     1.40         5,850,000
          New York City TFA
  2,000   (Future Tax Secured)
          Series 01C
          2/01/32 (e) ...............................     1.35         2,000,000
          New York City TFA
  1,390   (Recovery Bonds)
          Series 03-2C
          11/01/22 (e) ..............................     1.35         1,390,000
          New York City Trust
          Cultural Resources
  3,000   (Museum of Television
          and Radio)
          Series 89
          5/01/14 (e) ...............................     1.32         3,000,000
          New York State
          Dormitory Authority
    540   (Beverwyck, Inc. Project)
          Series 95
          7/01/25 (e) ...............................     1.35           540,000
          New York State
          Dormitory Authority
  1,500   (Rockefeller University)
          Series 02A
          7/01/32 (e) ...............................     1.30         1,500,000

                                               Alliance Institutional Reserves -
                                                     New York Tax-Free Portfolio
================================================================================

Principal
 Amount
  (000)   Security (d)                                   Yield             Value
--------------------------------------------------------------------------------
          New York State
          Dormitory Authority
$ 1,080   (Teachers College)
          Series 02 MBIA
          7/01/03 ...................................     1.68%      $ 1,082,354
          New York State HFA
  1,150   (350 West 43rd Street)
          Series 01A AMT
          11/01/34 (e) ..............................     1.38         1,150,000
          New York State Job
          Development Authority
  1,345   Series A-1-25 AMT
          3/01/07 (e) ...............................     1.45         1,345,000
          New York State
          Local Government
          Assistance Corp.
  2,000   Series 95B
          4/01/25 (e) ...............................     1.28         2,000,000
          New York State
          Local Government
          Assistance Corp.
  1,800   Series 95F
          4/01/25 (e) ...............................     1.35         1,800,000
          Niagara-Wheatfield
          Central School District
          GO BAN
    596   Series 02
          6/26/03 ...................................     1.67           596,296
          Oceanside Union Free
          School District GO
    675   (Tax Anticipation Notes)
          Series 02
          6/27/03 ...................................     1.63           675,384
          Onondaga County IDA
  1,000   (Solvay Paperboard
          Project) Series 01 AMT
          7/01/23 (e) ...............................     1.55         1,000,000
          Schalmont Central
          School District GO BAN
  1,292   Series 02
          8/22/03 ...................................     1.53         1,293,051
          Suffolk County IDA
  1,500   (ADP, Inc. Project)
          Series 97
          4/01/18 (e) ...............................     1.45         1,500,000
          Sullivan County
          GO BAN
  1,500   Series 02-03
          9/12/03 ...................................     1.48         1,501,465
          Warren & Washington
          Counties New York
          IDA
  6,170   (Glen At Hiland Meadows
          Project)
          Series 00
          12/15/30 (e) ..............................     1.35         6,170,000
          Westchester County
          IDA
  2,000   (Catharine Field Home)
          Series 01
          1/01/31 (e) ...............................     1.35         2,000,000
          Westchester County
          IDA
  3,100   (Hunterbrook Ridge)
          Series 01
          1/01/31 (e) ...............................     1.35         3,100,000
          Wheatfield GO BAN
  1,530   Series 02
          7/03/03 ...................................     1.70         1,531,753
                                                                     -----------
                                                                      74,718,699
                                                                     -----------
          PUERTO RICO-0.6%
          Puerto Rico Highway
          & Transportation
          Authority
    500   Series 98 A AMBAC
          7/01/28 (e) ...............................     1.35           500,000
                                                                     -----------
          Total Municipal Bonds
          (amortized cost
          $75,218,699) ..............................                 75,218,699
                                                                     -----------
          COMMERCIAL
          PAPER-8.4%
          NEW YORK-8.4%
          Long Island Power
          Authority
  1,000   (Electric System Revenue)
          Series CP-1
          5/05/03 ...................................     1.15         1,000,000
          Metropolitan Transit
          Authority BAN
  1,500   (Transit Facility
          Special Obligation)
          Series CP-1A
          8/12/03 ...................................     1.10         1,500,000
          New York City
          Municipal Water
          Authority
  1,000   (Toronto Dominion)
          Series 1
          7/17/03 ...................................     1.10         1,000,000
          New York State Power
          Authority
  1,555   (Landesbank
          Hessen-Thueringen)
          9/12/03 ...................................     1.05         1,555,000
          Port Authority of
          New York & New Jersey
  2,000   AMT
          8/11/03 ...................................     1.10         2,000,000
                                                                     -----------
          Total Commercial Paper
          (amortized cost
          $7,055,000) ...............................                  7,055,000
                                                                     -----------

STATEMENT OF NET ASSETS                        Alliance Institutional Reserves -
(continued)                                          New York Tax-Free Portfolio
================================================================================



                                                                           Value
--------------------------------------------------------------------------------
          TOTAL
          INVESTMENTS-98.7%
          (amortized cost
          $82,273,699) ..............................                $82,273,699
          Other assets less
          liabilities-1.3% ..........................                  1,052,947
                                                                     -----------
          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          40,615,094 Class A shares,
          33,362,628 Class B shares,
          9,348,924 Class C
          shares outstanding) .......................                $83,326,646
                                                                     ===========

--------------------------------------------------------------------------------

See Glossary of Terms on page 27.

See notes to financial statements.

                                                 Alliance Institutional Reserves
================================================================================

(a) Securities issued in reliance on section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At April 30, 2003, these securities amounted to $641,971,083 representing 21.7% of net assets in the Prime Portfolio, and $287,146,355 representing 23.8% of net assets in the Trust Portfolio.

(b) Funding agreements are illiquid securities subject to restrictions as to resale. These securities amounted to $22,000,000 representing 0.7% of net assets in the Prime Portfolio, and $8,000,000 representing 0.7% of net assets in the Trust Portfolio (see Note A to the Financial Statements).

(c)   Repurchase agreement which is terminable within 7 days.

(d) All securities either mature or their interest rate changes in 397 days or less.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMBAC  American Municipal Bond Assurance Corporation
AMT    Alternative Minimum Tax
BAN    Bond Anticipation Note
COP    Certificate of Participation
EDA    Economic Development Authority
FGIC   Financial Guaranty Insurance Company
FHLB   Federal Home Loan Bank
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
FRN    Floating Rate Note
FSA    Financial Security Assurance, Inc.
GAN    Grant Anticipation Note
GNMA   Government National Mortgage Association
GO     General Obligation
HEFA   Health & Educational Facility Authority
HFA    Housing Finance Agency / Authority
IDA    Industrial Development Agency/Authority
IDB    Industrial Development Bonds
IDR    Industrial Development Revenue
MBIA   Municipal Bond Investors Assurance
MFHR   Multi-Family Housing Revenue
MTN    Medium Term Note
PCR    Pollution Control Revenue
RAN    Revenue Anticipation Note
SFMR   Single Family Mortgage Revenue
SWDR   Solid Waste Disposal Revenue
TAN    Tax Anticipatory Note
TFA    Transitional Finance Authority
TRAN   Tax & Revenue Anticipation Note

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended April 30, 2003                        Alliance Institutional Reserves
================================================================================

                                                                     PRIME            GOVERNMENT         TAX-FREE
                                                                   PORTFOLIO           PORTFOLIO         PORTFOLIO
                                                                  ============       ============       ============
INVESTMENT INCOME
    Interest ...............................................      $ 61,636,228       $ 20,512,420       $ 17,196,876
                                                                  ------------       ------------       ------------
EXPENSES
    Advisory fee (Note B) ..................................         7,339,493          2,544,043          2,460,745
    Distribution fee--Class B ..............................         1,231,552            376,045            630,988
    Distribution fee--Class C ..............................         1,340,066            483,532            425,672
    Custodian ..............................................           466,317            275,286            258,646
    Printing ...............................................           130,696             39,303             25,929
    Registration fees ......................................            75,817            181,052            165,721
    Audit and legal fees ...................................            57,939             44,103             35,052
    Transfer agency ........................................            42,657            153,493             35,494
    Directors' fees ........................................             3,200              3,200              3,200
    Miscellaneous ..........................................            46,503             26,847             21,635
                                                                  ------------       ------------       ------------
    Total expenses .........................................        10,734,240          4,126,904          4,063,082
    Less: expense offset arrangement (see Note B) ..........              (602)            (6,193)               (89)
    Less: expense reimbursement ............................          (822,512)          (716,455)          (545,589)
                                                                  ------------       ------------       ------------
    Net expenses ...........................................         9,911,126          3,404,256          3,517,404
                                                                  ------------       ------------       ------------
    Net investment income ..................................        51,725,102         17,108,164         13,679,472
REALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investment transactions ....           101,023             20,507            (48,577)
                                                                  ------------       ------------       ------------
NET INCREASE IN NET ASSETS FROM
OPERATIONS .................................................      $ 51,826,125       $ 17,128,671       $ 13,630,895
                                                                  ============       ============       ============

--------------------------------------------------------------------------------

See notes to financial statements.

                                                 Alliance Institutional Reserves
================================================================================

                                                                                     CALIFORNIA       NEW YORK
                                                  TRUST            TREASURY          TAX-FREE         TAX-FREE
                                                PORTFOLIO          PORTFOLIO         PORTFOLIO        PORTFOLIO
                                               ============       ===========       ===========       =========
INVESTMENT INCOME
    Interest ............................      $ 18,814,459       $ 4,558,429       $ 3,241,926       $ 904,799
                                               ------------       -----------       -----------       ---------
EXPENSES
    Advisory fee (Note B) ...............         5,060,964           594,247           497,340         136,213
    Distribution fee--Class B ...........               -0-            44,982            84,827          27,862
    Distribution fee--Class C ...........               -0-           233,501           293,165          21,312
    Custodian ...........................           231,863           110,762           122,279         112,685
    Registration fees ...................           226,396            89,007             9,402             400
    Printing ............................            34,265             7,759             8,020          14,918
    Transfer agency .....................            33,604            31,352            21,378          22,323
    Audit and legal fees ................            25,707            33,675            24,989          24,640
    Directors' fees .....................             3,200             3,200             3,200           3,200
    Miscellaneous .......................             7,448            20,922            14,803          10,774
                                               ------------       -----------       -----------       ---------
    Total expenses ......................         5,623,447         1,169,407         1,079,403         374,327
    Less: expense offset arrangement
       (see Note B) .....................              (190)              (17)             (128)             (3)
    Less: expense reimbursement .........                -0-         (296,658)         (203,943)       (188,937)
                                               ------------       -----------       -----------       ---------
    Net expenses ........................         5,623,257           872,732           875,332         185,387
                                               ------------       -----------       -----------       ---------
    Net investment income ...............        13,191,202         3,685,697         2,366,594         719,412
REALIZED GAIN ON INVESTMENTS
    Net realized gain on investment
       transactions .....................             7,645            10,322               930              -0-
                                               ------------       -----------       -----------       ---------
NET INCREASE IN NET ASSETS FROM
OPERATIONS ..............................      $ 13,198,847       $ 3,696,019       $ 2,367,524       $ 719,412
                                               ============       ===========       ===========       =========

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS               Alliance Institutional Reserves
================================================================================

                                                          PRIME PORTFOLIO                          GOVERNMENT PORTFOLIO
                                               =====================================       =====================================
                                                 Year Ended            Year Ended            Year Ended            Year Ended
                                               April 30, 2003        April 30, 2002        April 30, 2003        April 30, 2002
                                               ===============       ===============       ===============       ===============
INCREASE IN
NET ASSETS FROM OPERATIONS
    Net investment income ...............      $    51,725,102       $   165,145,370       $    17,108,164       $    39,324,593
    Net realized gain on investment
       transactions .....................              101,023                17,180                20,507                20,617
                                               ---------------       ---------------       ---------------       ---------------
    Net increase in net assets from
       operations .......................           51,826,125           165,162,550            17,128,671            39,345,210
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM
    Net investment income
    Class A .............................          (28,117,035)          (80,123,382)           (9,835,854)          (17,895,280)
    Class B .............................          (17,022,533)          (72,081,736)           (5,022,693)          (17,710,845)
    Class C .............................           (6,585,534)          (12,940,252)           (2,249,617)           (3,718,468)
    Net realized gain on investments
    Class A .............................              (45,179)                   -0-                   -0-                   -0-
    Class B .............................              (47,739)                   -0-                   -0-                   -0-
    Class C .............................              (17,186)                   -0-                   -0-                   -0-
CAPITAL STOCK
TRANSACTIONS
    Net decrease ........................       (1,730,873,298)       (1,481,510,834)          (44,736,393)         (276,098,207)
                                               ---------------       ---------------       ---------------       ---------------
    Total decrease ......................       (1,730,882,379)       (1,481,493,654)          (44,715,886)         (276,077,590)
NET ASSETS
    Beginning of period .................        4,688,565,758         6,170,059,412         1,340,420,032         1,616,497,622
                                               ---------------       ---------------       ---------------       ---------------
    End of period .......................      $ 2,957,683,379       $ 4,688,565,758       $ 1,295,704,146       $ 1,340,420,032
                                               ===============       ===============       ===============       ===============

--------------------------------------------------------------------------------

See notes to financial statements.

                                                 Alliance Institutional Reserves
================================================================================

                                                         TAX-FREE PORTFOLIO                          TRUST PORTFOLIO
                                               =====================================       =====================================
                                                 Year Ended            Year Ended            Year Ended            Year Ended
                                               April 30, 2003        April 30, 2002        April 30, 2003        April 30, 2002
                                               ===============       ===============       ===============       ===============
INCREASE IN
NET ASSETS FROM OPERATIONS
    Net investment income ...............      $    13,679,472       $    26,589,767       $    13,191,202       $    29,690,419
    Net realized gain (loss) on
    investment transactions .............              (48,577)                  799                 7,645                21,838
                                               ---------------       ---------------       ---------------       ---------------
    Net increase in net assets from
       operations .......................           13,630,895            26,590,566            13,198,847            29,712,257
DIVIDENDS TO
SHAREHOLDERS FROM
    Net investment income
    Class A .............................           (5,191,465)           (9,208,133)          (13,191,202)          (29,690,419)
    Class B .............................           (6,911,289)          (14,998,554)                   -0-                   -0-
    Class C .............................           (1,576,718)           (2,383,080)                   -0-                   -0-
CAPITAL STOCK
TRANSACTIONS
    Net increase (decrease) .............         (294,309,309)          195,599,815           148,621,584          (127,401,490)
                                               ---------------       ---------------       ---------------       ---------------
    Total increase (decrease) ...........         (294,357,886)          195,600,614           148,629,229          (127,379,652)
NET ASSETS
    Beginning of period .................        1,407,781,911         1,212,181,297         1,059,368,428         1,186,748,080
                                               ---------------       ---------------       ---------------       ---------------
    End of period .......................      $ 1,113,424,025       $ 1,407,781,911       $ 1,207,997,657       $ 1,059,368,428
                                               ===============       ===============       ===============       ===============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(continued)                                      Alliance Institutional Reserves
================================================================================

                                                         TREASURY PORTFOLIO                   CALIFORNIA TAX-FREE PORTFOLIO
                                               =====================================       =====================================
                                                 Year Ended            Year Ended            Year Ended            Year Ended
                                               April 30, 2003        April 30, 2002        April 30, 2003        April 30, 2002
                                               ===============       ===============       ===============       ===============
INCREASE IN
NET ASSETS FROM OPERATIONS
    Net investment income ...............      $     3,685,697       $    11,626,250       $     2,366,594       $     3,365,225
    Net realized gain on investment
       transactions .....................               10,322                94,123                   930                   420
                                               ---------------       ---------------       ---------------       ---------------
    Net increase in net assets from
       operations .......................            3,696,019            11,720,373             2,367,524             3,365,645
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM
    Net investment income
    Class A .............................           (2,049,021)           (3,643,575)             (498,582)             (300,632)
    Class B .............................             (567,735)           (1,524,965)             (860,962)           (1,415,147)
    Class C .............................           (1,068,941)           (6,457,710)           (1,007,050)           (1,649,446)
    Net realized gain on investments
    Class A .............................              (12,472)                   -0-                   -0-                   -0-
    Class B .............................               (2,224)                   -0-                   -0-                   -0-
    Class C .............................               (3,328)                   -0-                   -0-                   -0-
CAPITAL STOCK
TRANSACTIONS
    Net increase (decrease) .............         (145,793,232)         (109,222,575)           85,608,265            62,431,289
                                               ---------------       ---------------       ---------------       ---------------
    Total increase (decrease) ...........         (145,800,934)         (109,128,452)           85,609,195            62,431,709
NET ASSETS
    Beginning of period .................          389,353,562           498,482,014           179,992,721           117,561,012
                                               ---------------       ---------------       ---------------       ---------------
    End of period .......................      $   243,552,628       $   389,353,562       $   265,601,916       $   179,992,721
                                               ===============       ===============       ===============       ===============

--------------------------------------------------------------------------------

See notes to financial statements.

                                                 Alliance Institutional Reserves
================================================================================

                                                            NEW YORK TAX-FREE PORTFOLIO
                                                        ===================================
                                                          Year Ended       May 25, 2001(a)
                                                        April 30, 2003    to April 30, 2002
                                                        ==============    =================
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income .........................      $    719,412       $    673,850
                                                         ------------       ------------
    Net increase in net assets from operations ....           719,412            673,850
DIVIDENDS TO SHAREHOLDERS FROM
    Net investment income
    Class A .......................................          (355,776)          (572,014)
    Class B .......................................          (287,827)           (83,267)
    Class C .......................................           (75,809)           (18,569)
CAPITAL STOCK TRANSACTIONS
    Net increase ..................................        40,507,139         42,819,507
                                                         ------------       ------------
    Total increase ................................        40,507,139         42,819,507
NET ASSETS
    Beginning of period ...........................        42,819,507                 -0-
                                                         ------------       ------------
    End of period .................................      $ 83,326,646       $ 42,819,507
                                                         ============       ============

--------------------------------------------------------------------------------

(a)   Commencement of operations.

      See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2003                                   Alliance Institutional Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Institutional Reserves, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of seven Portfolios: Prime Portfolio, Government Portfolio, Tax-Free Portfolio, Trust Portfolio, Treasury Portfolio, California Tax-Free Portfolio and New York Tax-Free Portfolio (the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. The Prime, Government, Treasury, Tax-Free, California Tax-Free and New York Tax-Free Portfolios offer three classes of shares. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Valuation of Securities

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost. Amortization of premium is charged to income.

2. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

4. Dividends

The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

5. Repurchase Agreements

It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the portfolios may be delayed or limited.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at the annual rate of ..20% of average daily net assets for the Prime, Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios and .45% of average daily net assets for the Trust Portfolio. For the year ended April 30, 2003, the Adviser has agreed to reimburse each of the Portfolios to the extent necessary to limit total operating expenses on an annual basis to a certain limit (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses). For the year ended April 30, 2003, reimbursement was $822,512, $716,455, $545,589, $296,658, $203,943 and $188,937 for the Prime, Government,
Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios, respectively.

Each Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government, Tax-Free, Trust, Treasury, California Tax Free and New York Tax-Free Portfolios was $18,000 per Portfolio for the year ended April 30, 2003.

                                                 Alliance Institutional Reserves
================================================================================

For the year ended April 30, 2003, the Fund's expenses were reduced by $602, $6,193, $89, $190, $17, $128 and $3 for the Prime, Government, Tax-Free, Trust, Treasury, California Tax-Free and New York Tax-Free Portfolios, respectively, under an expense offset arrangement with AGIS.

--------------------------------------------------------------------------------

NOTE C: Distribution Agreement

The Fund has adopted a Distribution Agreement (the "Agreement") which includes for each Portfolio except the Trust Portfolio, a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of .10 of 1% of the aggregate average daily net assets attributable to Class B shares and ..25 of 1% of the aggregate average daily net assets attributable to Class C shares of the Prime, Government, Tax-Free, Treasury, California Tax-Free and New York Tax-Free Portfolios. There are no distribution and servicing fees on the Class A shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions and Distributions to Shareholders

At April 30, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for all Portfolios. At April 30, 2003, the Treasury Portfolio and the Trust Portfolio had accumulated undistributed ordinary income of $126,055 and $1,067, respectively, and the California Tax-Free Portfolio and New York Tax-Free Portfolio had undistributed tax-exempt income of $33,929 and $19,946, respectively.

For federal income tax purposes at April 30, 2003, the Fund had capital loss carryforwards for the following Portfolios:

                                           Expiring      Expiring      Expiring
Portfolio                                   in 2004       in 2005       in 2008
=========                                  ========      ========      ========
Government ............................     $30,512       $16,002       $1,769
Tax-Free ..............................      76,925           400           -0-

For the year ended April 30, 2003, the capital loss carryforwards utilized and expired by portfolios were as follows:

                                                 Capital Loss      Capital Loss
                                                 Carryforwards    Carryforwards
                                                   Utilized          Expired
                                                 =============    =============
Government ..................................       $20,507           $2,723
Trust .......................................         6,578              -0-

Dividends paid by the Tax-Free, California Tax-Free and New York Tax-Free Portfolios from net investment income for the years ended April 30, 2003 and 2002 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

The dividends paid by the Prime, Government, Treasury and Trust Portfolios are deemed to be ordinary income for federal income tax purposes.

Capital losses incurred after October 31 ("post October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and elected to defer the following net capital losses during the fiscal year 2003.

                               Post October Losses
     ----------------------------------------------------------------------
Prime                                                                    $ 1,099
Tax Free                                                                  48,577

NOTES TO FINANCIAL STATEMENTS (continued)        Alliance Institutional Reserves
================================================================================

NOTE E: Capital Stock

There are 117,500,000,000 shares authorized with par value of $.0005 per share. At April 30, 2003, capital paid-in aggregated $2,957,684,478 on Prime Portfolio, $1,295,752,429 on Government Portfolio, $1,113,549,927 on Tax-Free Portfolio, $1,207,996,590 on Trust Portfolio, $243,426,573 on Treasury Portfolio, $265,572,120 on California Tax-Free Portfolio and $83,311,633 on New York Tax-Free Portfolio. Transactions, all at $1.00 per share, were as follows:

                                                                                   Prime Portfolio
                                                                        =====================================
                                                                          Year Ended            Year Ended
                                                                           April 30,             April 30,
                                                                             2003                  2002
                                                                        ===============       ===============
Class A
Shares sold ......................................................       17,052,696,115        17,994,051,254
Shares issued on reinvestments of dividends and distributions ....           28,162,214            80,123,382
Shares redeemed ..................................................      (17,691,203,813)      (19,481,438,646)
                                                                        ---------------       ---------------
Net decrease .....................................................         (610,345,484)       (1,407,264,010)
                                                                        ===============       ===============

                                                                          Year Ended            Year Ended
                                                                           April 30,             April 30,
                                                                             2003                  2002
                                                                        ===============       ===============
Class B
Shares sold ......................................................        3,973,427,826         7,761,183,636
Shares issued on reinvestments of dividends and distributions ....           17,070,272            72,081,736
Shares redeemed ..................................................       (5,060,827,934)       (8,055,897,429)
                                                                        ---------------       ---------------
Net decrease .....................................................       (1,070,329,836)         (222,632,057)
                                                                        ===============       ===============

                                                                          Year Ended            Year Ended
                                                                           April 30,             April 30,
                                                                             2003                  2002
                                                                        ===============       ===============
Class C
Shares sold ......................................................          896,309,454           809,940,240
Shares issued on reinvestments of dividends and distributions ....            6,602,720            12,940,252
Shares redeemed ..................................................         (953,110,152)         (674,495,259)
                                                                        ---------------       ---------------
Net increase (decrease) ..........................................          (50,197,978)          148,385,233
                                                                        ===============       ===============

                                                                                Government Portfolio
                                                                        =====================================
                                                                          Year Ended            Year Ended
                                                                           April 30,             April 30,
                                                                             2003                  2002
                                                                        ===============       ===============
Class A
Shares sold ......................................................        3,844,967,301         3,449,798,917
Shares issued on reinvestments of dividends ......................            9,835,854            17,895,280
Shares redeemed ..................................................       (3,697,580,333)       (3,666,286,446)
                                                                        ---------------       ---------------
Net increase (decrease) ..........................................          157,222,822          (198,592,249)
                                                                        ===============       ===============

                                                                          Year Ended            Year Ended
                                                                           April 30,             April 30,
                                                                             2003                  2002
                                                                        ===============       ===============
Class B
Shares sold ......................................................          827,491,837         1,905,747,766
Shares issued on reinvestments of dividends ......................            5,022,693            17,710,845
Shares redeemed ..................................................       (1,048,810,583)       (2,061,358,154)
                                                                        ---------------       ---------------
Net decrease .....................................................         (216,296,053)         (137,899,543)
                                                                        ===============       ===============

                                                 Alliance Institutional Reserves
================================================================================

                                                                                Government Portfolio
                                                                        =====================================
                                                                          Year Ended            Year Ended
                                                                           April 30,             April 30,
                                                                             2003                  2002
                                                                        ===============       ===============
Class C
Shares sold ......................................................        1,128,885,416           836,167,335
Shares issued on reinvestments of dividends ......................            2,249,617             3,718,468
Shares redeemed ..................................................       (1,116,798,195)         (779,492,218)
                                                                        ---------------       ---------------
Net increase .....................................................           14,336,838            60,393,585
                                                                        ===============       ===============

                                                                                 Tax-Free Portfolio
                                                                        =====================================
                                                                          Year Ended            Year Ended
                                                                           April 30,             April 30,
                                                                             2003                  2002
                                                                        ===============       ===============
Class A
Shares sold ......................................................        2,302,002,986         3,308,858,872
Shares issued on reinvestments of dividends ......................            5,191,465             9,208,133
Shares redeemed ..................................................       (2,457,353,969)       (3,243,484,145)
                                                                        ---------------       ---------------
Net increase (decrease) ..........................................         (150,159,518)           74,582,860
                                                                        ===============       ===============

                                                                          Year Ended            Year Ended
                                                                           April 30,             April 30,
                                                                             2003                  2002
                                                                        ===============       ===============
Class B
Shares sold ......................................................        1,233,187,122         2,265,656,970
Shares issued on reinvestments of dividends ......................            6,911,289            14,998,554
Shares redeemed ..................................................       (1,456,074,473)       (2,130,246,195)
                                                                        ---------------       ---------------
Net increase (decrease) ..........................................         (215,976,062)          150,409,329
                                                                        ===============       ===============

                                                                          Year Ended            Year Ended
                                                                           April 30,             April 30,
                                                                             2003                  2002
                                                                        ===============       ===============
Class C
Shares sold ......................................................          295,538,971           330,055,890
Shares issued on reinvestments of dividends ......................            1,576,718             2,383,080
Shares redeemed ..................................................         (225,289,418)         (361,831,344)
                                                                        ---------------       ---------------
Net increase (decrease) ..........................................           71,826,271           (29,392,374)
                                                                        ===============       ===============

                                                                                   Trust Portfolio
                                                                        =====================================
                                                                          Year Ended            Year Ended
                                                                           April 30,             April 30,
                                                                             2003                  2002
                                                                        ===============       ===============
Class A
Shares sold ......................................................        3,590,387,309         3,222,311,177
Shares issued on reinvestments of dividends ......................           13,191,202            29,690,419
Shares redeemed ..................................................       (3,454,956,927)       (3,379,403,086)
                                                                        ---------------       ---------------
Net increase (decrease) ..........................................          148,621,584          (127,401,490)
                                                                        ===============       ===============

NOTES TO FINANCIAL STATEMENTS (continued)        Alliance Institutional Reserves
================================================================================

                                                                                 Treasury Portfolio
                                                                        =====================================
                                                                          Year Ended            Year Ended
                                                                           April 30,             April 30,
                                                                             2003                  2002
                                                                        ===============       ===============
Class A
Shares sold ......................................................          818,386,359           441,690,448
Shares issued on reinvestments of dividends and distributions ....            2,061,493             3,643,575
Shares redeemed ..................................................         (759,670,507)         (505,053,238)
                                                                        ---------------       ---------------
Net increase (decrease) ..........................................           60,777,345           (59,719,215)
                                                                        ===============       ===============

                                                                          Year Ended            Year Ended
                                                                           April 30,             April 30,
                                                                             2003                  2002
                                                                        ===============       ===============
Class B
Shares sold ......................................................          203,165,452           863,260,938
Shares issued on reinvestments of dividends and distributions ....              569,959             1,524,965
Shares redeemed ..................................................         (265,070,694)         (795,539,530)
                                                                        ---------------       ---------------
Net increase (decrease) ..........................................          (61,335,283)           69,246,373
                                                                        ===============       ===============

                                                                          Year Ended            Year Ended
                                                                           April 30,             April 30,
                                                                             2003                  2002
                                                                        ===============       ===============
Class C
Shares sold ......................................................          636,356,830         1,439,186,935
Shares issued on reinvestments of dividends and distributions ....            1,072,269             6,457,710
Shares redeemed ..................................................         (782,664,393)       (1,564,394,378)
                                                                        ---------------       ---------------
Net decrease .....................................................         (145,235,294)         (118,749,733)
                                                                        ===============       ===============

                                                                            California Tax-Free Portfolio
                                                                        =====================================
                                                                          Year Ended            Year Ended
                                                                           April 30,             April 30,
                                                                             2003                  2002
                                                                        ===============       ===============
Class A
Shares sold ......................................................          167,091,851           112,490,334
Shares issued on reinvestments of dividends ......................              498,582               300,632
Shares redeemed ..................................................         (147,061,822)          (93,485,445)
                                                                        ---------------       ---------------
Net increase .....................................................           20,528,611            19,305,521
                                                                        ===============       ===============

                                                                          Year Ended            Year Ended
                                                                           April 30,             April 30,
                                                                             2003                  2002
                                                                        ===============       ===============
Class B
Shares sold ......................................................          235,712,901           387,238,634
Shares issued on reinvestments of dividends ......................              860,962             1,415,147
Shares redeemed ..................................................         (221,417,824)         (338,894,271)
                                                                        ---------------       ---------------
Net increase .....................................................           15,156,039            49,759,510
                                                                        ===============       ===============

                                                 Alliance Institutional Reserves
================================================================================

                                                                            California Tax-Free Portfolio
                                                                        =====================================
                                                                          Year Ended            Year Ended
                                                                           April 30,             April 30,
                                                                             2003                  2002
                                                                        ===============       ===============
Class C
Shares sold ......................................................          952,561,588           557,451,144
Shares issued on reinvestments of dividends ......................            1,007,050             1,649,446
Shares redeemed ..................................................         (903,645,023)         (565,734,332)
                                                                        ---------------       ---------------
Net increase (decrease) ..........................................           49,923,615            (6,633,742)
                                                                        ===============       ===============

                                                                             New York Tax-Free Portfolio
                                                                        =====================================
                                                                          Year Ended               May 25,
                                                                           April 30,             2001(a) to
                                                                             2003              April 30, 2002
                                                                        ===============       ===============
Class A
Shares sold ......................................................           93,502,155           168,630,376
Shares issued on reinvestments of dividends ......................              355,776               572,014
Shares redeemed ..................................................          (75,415,837)         (147,029,390)
                                                                        ---------------       ---------------
Net increase .....................................................           18,442,094            22,173,000
                                                                        ===============       ===============

                                                                          Year Ended              August 2,
                                                                           April 30,             2001(b) to
                                                                             2003              April 30, 2002
                                                                        ===============       ===============
Class B
Shares sold ......................................................           85,623,275            37,152,922
Shares issued on reinvestments of dividends ......................              287,827                83,267
Shares redeemed ..................................................          (69,565,079)          (20,219,584)
                                                                        ---------------       ---------------
Net increase .....................................................           16,346,023            17,016,605
                                                                        ===============       ===============

                                                                          Year Ended              June 28,
                                                                           April 30,             2001(b) to
                                                                             2003              April 30, 2002
                                                                        ===============       ===============
Class C
Shares sold ......................................................           24,212,729            10,152,900
Shares issued on reinvestments of dividends ......................               75,809                18,569
Shares redeemed ..................................................          (18,569,516)           (6,541,567)
                                                                        ---------------       ---------------
Net increase .....................................................            5,719,022             3,629,902
                                                                        ===============       ===============

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Commencement of distributions.

FINANCIAL HIGHLIGHTS                             Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                    Prime Portfolio
                                                              ===========================================================
                                                                                        CLASS A
                                                              ===========================================================
                                                                                  Year Ended April 30,
                                                              ===========================================================
                                                                2003         2002         2001         2000         1999
                                                              =======      =======      =======      =======      =======
Net asset value, beginning of period .....................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income (a) ................................      .0148        .0276        .0612        .0540        .0518
Net realized gain (loss) on investment transactions (b) ..         -0-          -0-          -0-          -0-          -0-
                                                              -------      -------      -------      -------      -------
Net increase in net asset value from operations ..........      .0148        .0276        .0612        .0540        .0518
                                                              -------      -------      -------      -------      -------
Less: Dividends and Distributions
Dividends from net investment income .....................     (.0148)      (.0276)      (.0612)      (.0540)      (.0518)
Distributions from net realized gains ....................         -0-(b)       -0-          -0-          -0-          -0-
                                                              -------      -------      -------      -------      -------
Total dividends and distributions ........................     (.0148)      (.0276)      (.0612)      (.0540)      (.0518)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period ...........................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              =======      =======      =======      =======      =======
Total Return
Total investment return based on net asset value (c) .....       1.49%        2.80%        6.31%        5.54%        5.31%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..................    $ 1,297      $ 1,907      $ 3,314      $ 1,788      $ 1,671
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ...........        .20%         .20%         .20%         .20%         .20%
   Expenses, before waivers and reimbursements ...........        .22%         .22%         .23%         .24%         .24%
   Net investment income (a) .............................       1.48%        2.88%        6.01%        5.39%        5.16%

                                                                                       Prime Portfolio
                                                              =============================================================
                                                                                           CLASS B
                                                              =============================================================
                                                                                                                 August 14,
                                                                                                                  1998(d)
                                                                           Year Ended April 30,                     to
                                                              ==============================================     April 30,
                                                                2003         2002         2001         2000         1999
                                                              =======      =======      =======      =======     ==========
Net asset value, beginning of period .....................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income (a) ................................      .0138        .0266        .0602        .0530        .0358
Net realized gain (loss) on investment transactions (b) ..         -0-          -0-          -0-          -0-          -0-
                                                              -------      -------      -------      -------      -------
Net increase in net asset value from operations ..........      .0138        .0266        .0602        .0530        .0358
                                                              -------      -------      -------      -------      -------
Less: Dividends and Distributions
Dividends from net investment income .....................     (.0138)      (.0266)      (.0602)      (.0530)      (.0358)
Distributions from net realized gains ....................         -0-(b)       -0-          -0-          -0-          -0-
                                                              -------      -------      -------      -------      -------
Total dividends and distributions ........................     (.0138)      (.0266)      (.0602)      (.0530)      (.0358)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period ...........................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              =======      =======      =======      =======      =======
Total Return
Total investment return based on net asset value (c) .....       1.39%        2.70%        6.20%        5.44%        3.65%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..................    $ 1,094      $ 2,165      $ 2,387      $ 1,871      $   536
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ...........        .30%         .30%         .30%         .30%         .30%(e)
   Expenses, before waivers and reimbursements ...........        .32%         .32%         .33%         .34%         .36%(e)
   Net investment income (a) .............................       1.38%        2.66%        5.93%        5.44%        4.82%(e)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                       Prime Portfolio
                                                              =============================================================
                                                                                           CLASS C
                                                              =============================================================
                                                                                                                 July 13,
                                                                                                                  1998(d)
                                                                           Year Ended April 30,                     to
                                                              ==============================================     April 30,
                                                                2003         2002         2001         2000         1999
                                                              =======      =======      =======      =======     ==========
Net asset value, beginning of period .....................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income (a) ................................      .0123        .0251        .0587        .0515        .0392
Net realized gain (loss) on investment transactions (b) ..         -0-          -0-          -0-          -0-          -0-
                                                              -------      -------      -------      -------      -------
Net increase in net asset value from operations ..........      .0123        .0251        .0587        .0515        .0392
                                                              -------      -------      -------      -------      -------
Less: Dividends and Distributions
Dividends from net investment income .....................     (.0123)      (.0251)      (.0587)      (.0515)      (.0392)
Distributions from net realized gains ....................         -0-(b)       -0-          -0-          -0-          -0-
                                                              -------      -------      -------      -------      -------
Total dividends and distributions ........................     (.0123)      (.0251)      (.0587)      (.0515)      (.0392)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period ...........................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              =======      =======      =======      =======      =======
Total Return
Total investment return based on net asset value (c) .....       1.24%        2.54%        6.04%        5.28%        3.86%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..................    $   567      $   617      $   468      $   155      $    38
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ...........        .45%         .45%         .45%         .45%         .45%(e)
   Expenses, before waivers and reimbursements ...........        .47%         .47%         .49%         .50%         .51%(e)
   Net investment income (a) .............................       1.23%        2.41%        5.65%        5.29%        4.70%(e)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                 Government Portfolio
                                                              ===========================================================
                                                                                        CLASS A
                                                              ===========================================================
                                                                                  Year Ended April 30,
                                                              ===========================================================
                                                                2003         2002         2001         2000         1999
                                                              =======      =======      =======      =======      =======
Net asset value, beginning of period .....................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income (a) ................................      .0142        .0267        .0604        .0527        .0505
                                                              -------      -------      -------      -------      -------
Less: Dividends
Dividends from net investment income .....................     (.0142)      (.0267)      (.0604)      (.0527)      (.0505)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period ...........................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              =======      =======      =======      =======      =======
Total Return
Total investment return based on net asset value (c) .....       1.43%        2.71%        6.22%        5.40%        5.18%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..................    $   751      $   593      $   792      $   442      $   394
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ...........        .20%         .20%         .20%         .20%         .20%
   Expenses, before waivers and reimbursements ...........        .26%         .24%         .27%         .27%         .29%
   Net investment income (a) .............................       1.40%        2.75%        5.91%        5.30%        5.01%

                                                                                    Government Portfolio
                                                              =============================================================
                                                                                          CLASS B
                                                              =============================================================
                                                                                                                 August 7,
                                                                                                                  1998(d)
                                                                           Year Ended April 30,                      to
                                                              ==============================================     April 30,
                                                                2003         2002         2001         2000         1999
                                                              =======      =======      =======      =======     ==========
Net asset value, beginning of period .....................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income (a) ................................      .0132        .0257        .0594        .0516        .0361
                                                              -------      -------      -------      -------      -------
Less: Dividends
Dividends from net investment income .....................     (.0132)      (.0257)      (.0594)      (.0516)      (.0361)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period ...........................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              =======      =======      =======      =======      =======
Total Return
Total investment return based on net asset value (c) .....       1.33%        2.60%        6.12%        5.29%        3.68%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..................    $   342      $   558      $   696      $   198      $   136
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ...........        .30%         .30%         .30%         .30%         .30%(e)
   Expenses, before waivers and reimbursements ...........        .36%         .34%         .37%         .37%         .41%(e)
   Net investment income (a) .............................       1.34%        2.62%        5.78%        5.19%        4.73%(e)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                    Government Portfolio
                                                              =============================================================
                                                                                          CLASS C
                                                              =============================================================
                                                                                                                October 21,
                                                                                                                  1998(d)
                                                                           Year Ended April 30,                      to
                                                              ==============================================     April 30,
                                                                2003         2002         2001         2000         1999
                                                              =======      =======      =======      =======    ===========
Net asset value, beginning of period .....................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income (a) ................................      .0117        .0242        .0579        .0502        .0243
                                                              -------      -------      -------      -------      -------
Less: Dividends
Dividends from net investment income .....................     (.0117)      (.0242)      (.0579)      (.0502)      (.0243)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period ...........................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              =======      =======      =======      =======      =======
Total Return
Total investment return based on net asset value (c) .....       1.18%        2.45%        5.96%        5.14%        2.46%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..................    $   203      $   189      $   128      $    16      $     3
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ...........        .45%         .45%         .45%         .45%         .45%(e)
   Expenses, before waivers and reimbursements ...........        .51%         .49%         .52%         .52%         .56%(e)
   Net investment income (a) .............................       1.16%        2.31%        5.51%        5.11%        4.55%(e)

--------------------------------------------------------------------------------

See footnote summary on page 52.

================================================================================

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                  Tax-Free Portfolio
                                                              ===========================================================
                                                                                        CLASS A
                                                              ===========================================================
                                                                                  Year Ended April 30,
                                                              ===========================================================
                                                                2003         2002         2001         2000         1999
                                                              =======      =======      =======      =======      =======
Net asset value, beginning of period .....................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income (a) ................................      .0119        .0187        .0387        .0342        .0321
                                                              -------      -------      -------      -------      -------
Less: Dividends
Dividends from net investment income .....................     (.0119)      (.0187)      (.0387)      (.0342)      (.0321)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period ...........................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              =======      =======      =======      =======      =======
Total Return
Total investment return based on net asset value (c) .....       1.20%        1.89%        3.95%        3.47%        3.26%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..................    $   360      $   510      $   435      $   407      $   256
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ...........        .20%         .20%         .20%         .20%         .20%
   Expenses, before waivers and reimbursements ...........        .24%         .24%         .26%         .28%         .28%
   Net investment income (a) .............................       1.21%        1.86%        3.88%        3.45%        3.22%

                                                                                     Tax-Free Portfolio
                                                              =============================================================
                                                                                           CLASS B
                                                              =============================================================
                                                                                                                 August 17,
                                                                                                                  1998(d)
                                                                           Year Ended April 30,                      to
                                                              ==============================================     April 30,
                                                                2003         2002         2001         2000         1999
                                                              =======      =======      =======      =======     ==========
Net asset value, beginning of period .....................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income (a) ................................      .0109        .0177        .0378        .0333        .0210
                                                              -------      -------      -------      -------      -------
Less: Dividends
Dividends from net investment income .....................     (.0109)      (.0177)      (.0378)      (.0333)      (.0210)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period ...........................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              =======      =======      =======      =======      =======
Total Return
Total investment return based on net asset value (c) .....       1.10%        1.79%        3.85%        3.37%        2.13%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..................    $   550      $   766      $   616      $   375      $   193
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ...........        .30%         .30%         .30%         .30%         .30%(e)
   Expenses, before waivers and reimbursements ...........        .34%         .34%         .36%         .37%         .42%(e)
   Net investment income (a) .............................       1.10%        1.74%        3.67%        3.37%        2.88%(e)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                     Tax-Free Portfolio
                                                              =============================================================
                                                                                           CLASS C
                                                              =============================================================
                                                                                                               September 8,
                                                                                                                  1998(d)
                                                                           Year Ended April 30,                      to
                                                              ==============================================     April 30,
                                                                2003         2002         2001         2000         1999
                                                              =======      =======      =======      =======   ============
Net asset value, beginning of period .....................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income (a) ................................      .0094        .0162        .0363        .0318        .0184
                                                              -------      -------      -------      -------      -------
Less: Dividends
Dividends from net investment income .....................     (.0094)      (.0162)      (.0363)      (.0318)      (.0184)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period ...........................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              =======      =======      =======      =======      =======
Total Return
Total investment return based on net asset value (c) .....        .94%        1.63%        3.69%        3.22%        1.70%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..................    $   204      $   132      $   161      $    49      $     2
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ...........        .45%         .45%         .45%         .45%         .45%(e)
   Expenses, before waivers and reimbursements ...........        .50%         .49%         .51%         .51%         .57%(e)
   Net investment income (a) .............................        .93%        1.61%        3.52%        3.23%        2.69%(e)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                    Trust Portfolio
                                                              ===========================================================
                                                                                        CLASS A
                                                              ===========================================================
                                                                                  Year Ended April 30,
                                                              ===========================================================
                                                                2003         2002         2001         2000         1999
                                                              =======      =======      =======      =======      =======
Net asset value, beginning of period .....................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income ....................................      .0119        .0246        .0584(a)     .0511(a)     .0489(a)
                                                              -------      -------      -------      -------      -------
Less: Dividends
Dividends from net investment income .....................     (.0119)      (.0246)      (.0584)      (.0511)      (.0489)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period ...........................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              =======      =======      =======      =======      =======
Total Return
Total investment return based on net asset value (c) .....       1.19%        2.49%        6.01%        5.23%        5.01%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..................    $ 1,208      $ 1,059      $ 1,187      $   839      $   795
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ...........        .50%         .50%         .50%         .50%         .50%
   Expenses, before waivers and reimbursements ...........        .50%         .50%         .51%         .52%         .55%
   Net investment income .................................       1.17%        2.49%        5.79%(a)     5.13%(a)     4.85%(a)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                     Treasury Portfolio
                                                              =============================================================
                                                                                           CLASS A
                                                              =============================================================
                                                                                                                 June 29,
                                                                                                                  1998(f)
                                                                           Year Ended April 30,                      to
                                                              ==============================================     April 30,
                                                                2003         2002         2001         2000         1999
                                                              =======      =======      =======      =======     ==========
Net asset value, beginning of period .....................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income (a) ................................      .0134        .0253        .0576        .0504        .0401
Net realized gain (loss) on investment transactions (b) ..         -0-          -0-          -0-          -0-          -0-
                                                              -------      -------      -------      -------      -------
Net increase in net asset value from operations ..........      .0134        .0253        .0576        .0504        .0401
                                                              -------      -------      -------      -------      -------
Less: Dividends and Distributions
Dividends from net investment income .....................     (.0134)      (.0253)      (.0576)      (.0504)      (.0401)
Distributions from net realized gains ....................         -0-(b)       -0-          -0-          -0-          -0-
                                                              -------      -------      -------      -------      -------
Total dividends and distributions ........................     (.0134)      (.0253)      (.0576)      (.0504)      (.0401)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period ...........................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              =======      =======      =======      =======      =======
Total Return
Total investment return based on net asset value (c) .....       1.34%        2.56%        5.93%        5.15%        4.09%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..................    $   158      $    97      $   157      $     4      $     4
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ...........        .20%         .20%         .20%         .20%         .20%(e)
   Expenses, before waivers and reimbursements ...........        .30%         .27%         .26%         .59%        1.42%(e)
   Net investment income (a) .............................       1.29%        2.51%        4.99%        5.03%        4.82%(e)

                                                                                     Treasury Portfolio
                                                              =============================================================
                                                                                           CLASS B
                                                              =============================================================
                                                                                                               December 31,
                                                                                                                  1998(f)
                                                                           Year Ended April 30,                      to
                                                              ==============================================     April 30,
                                                                2003         2002         2001         2000         1999
                                                              =======      =======      =======      =======   ============
Net asset value, beginning of period .....................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income (a) ................................      .0124        .0243        .0566        .0494        .0143
Net realized gain (loss) on investment transactions (b) ..         -0-          -0-          -0-          -0-          -0-
                                                              -------      -------      -------      -------      -------
Net increase in net asset value from operations ..........      .0124        .0243        .0566        .0494        .0143
                                                              -------      -------      -------      -------      -------
Less: Dividends and Distributions
Dividends from net investment income .....................     (.0124)      (.0243)      (.0566)      (.0494)      (.0143)
Distributions from net realized gains ....................         -0-(b)       -0-          -0-          -0-          -0-
                                                              -------      -------      -------      -------      -------
Total dividends and distributions ........................     (.0124)      (.0243)      (.0566)      (.0494)      (.0143)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period ...........................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              =======      =======      =======      =======      =======
Total Return
Total investment return based on net asset value (c) .....       1.24%        2.46%        5.83%        5.05%        1.44%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..................    $    26      $    87      $    18      $    85      $    15
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ...........        .30%         .30%         .30%         .30%         .30%(e)
   Expenses, before waivers and reimbursements ...........        .40%         .37%         .37%         .47%        1.08%(e)
   Net investment income (a) .............................       1.26%        1.97%        5.48%        5.04%        4.42%(e)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                     Treasury Portfolio
                                                              =============================================================
                                                                                           CLASS C
                                                              =============================================================
                                                                                                                October 15,
                                                                                                                  1998(d)
                                                                           Year Ended April 30,                      to
                                                              ==============================================     April 30,
                                                                2003         2002         2001         2000         1999
                                                              =======      =======      =======      =======    ===========
Net asset value, beginning of period .....................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              -------      -------      -------      -------      -------
Income From Investment Operations
Net investment income (a) ................................      .0109        .0228        .0551        .0479        .0248
Net realized gain (loss) on investment transactions (b) ..         -0-          -0-          -0-          -0-          -0-
                                                              -------      -------      -------      -------      -------
Net increase in net asset value from operations ..........      .0109        .0228        .0551        .0479        .0248
                                                              -------      -------      -------      -------      -------
Less: Dividends and Distributions
Dividends from net investment income .....................     (.0109)      (.0228)      (.0551)      (.0479)      (.0248)
Distributions from net realized gains ....................         -0-(b)       -0-          -0-          -0-          -0-
                                                              -------      -------      -------      -------      -------
Total dividends and distributions ........................     (.0109)      (.0228)      (.0551)      (.0479)      (.0248)
                                                              -------      -------      -------      -------      -------
Net asset value, end of period ...........................    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                              =======      =======      =======      =======      =======
Total Return
Total investment return based on net asset value (c) .....       1.09%        2.31%        5.67%        4.89%        2.51%
Ratios/Supplemental Data
Net assets, end of period (in millions) ..................    $    60      $   205      $   324      $   350      $    33
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements ...........        .45%         .45%         .45%         .45%         .45%(e)
   Expenses, before waivers and reimbursements ...........        .54%         .52%         .53%         .56%         .99%(e)
   Net investment income (a) .............................       1.14%        2.39%        5.46%        5.06%        4.27%(e)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    California Tax-Free Portfolio
                                                              =======================================
                                                                              CLASS A
                                                              =======================================
                                                                                           January 9,
                                                                                            2001(d)
                                                               Year Ended April 30,           to
                                                              ======================       April 30,
                                                                2003           2002           2001
                                                              =======        =======       ==========
Net asset value, beginning of period ...................      $  1.00        $  1.00        $  1.00
                                                              -------        -------        -------
Income From Investment Operations
Net investment income (a) ..............................        .0114          .0174          .0081
                                                              -------        -------        -------
Less: Dividends
Dividends from net investment income ...................       (.0114)        (.0174)        (.0081)
                                                              -------        -------        -------
Net asset value, end of period .........................      $  1.00        $  1.00        $  1.00
                                                              =======        =======        =======
Total Return
Total investment return based on net asset value (c) ...         1.15%          1.75%           .82%
Ratios/Supplemental Data
Net assets, end of period (in millions) ................      $    46        $    26        $     6
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .........          .20%           .20%           .20%(e)
   Expenses, before waivers and reimbursements .........          .28%           .30%           .45%(e)
   Net investment income (a) ...........................         1.07%          1.51%          2.76%(e)

                                                                    California Tax-Free Portfolio
                                                              ========================================
                                                                               CLASS B
                                                              ========================================
                                                                                          November 28,
                                                                                             2000(f)
                                                               Year Ended April 30,            to
                                                              ======================        April 30,
                                                                2003           2002           2001
                                                              =======        =======      ============
Net asset value, beginning of period ...................      $  1.00        $  1.00        $  1.00
                                                              -------        -------        -------
Income From Investment Operations
Net investment income (a) ..............................        .0104          .0164          .0117
                                                              -------        -------        -------
Less: Dividends
Dividends from net investment income ...................       (.0104)        (.0164)        (.0117)
                                                              -------        -------        -------
Net asset value, end of period .........................      $  1.00        $  1.00        $  1.00
                                                              =======        =======        =======
Total Return
Total investment return based on net asset value (c) ...         1.04%          1.65%          1.18%
Ratios/Supplemental Data
Net assets, end of period (in millions) ................      $    98        $    83        $    33
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .........          .30%           .30%           .30%(e)
   Expenses, before waivers and reimbursements .........          .38%           .40%           .75%(e)
   Net investment income (a) ...........................         1.01%          1.57%          2.76%(e)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    California Tax-Free Portfolio
                                                              ========================================
                                                                               CLASS C
                                                              ========================================
                                                                                          December 20,
                                                                                             2000(d)
                                                               Year Ended April 30,            to
                                                              ======================        April 30,
                                                                2003           2002           2001
                                                              =======        =======      ============
Net asset value, beginning of period ...................      $  1.00        $  1.00        $  1.00
                                                              -------        -------        -------
Income From Investment Operations
Net investment income (a) ..............................        .0089          .0149          .0091
                                                              -------        -------        -------
Less: Dividends
Dividends from net investment income ...................       (.0089)        (.0149)        (.0091)
                                                              -------        -------        -------
Net asset value, end of period .........................      $  1.00        $  1.00        $  1.00
                                                              =======        =======        =======
Total Return
Total investment return based on net asset value (c) ...          .89%          1.50%           .92%
Ratios/Supplemental Data
Net assets, end of period (in millions) ................      $   122        $    72        $    78
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .........          .45%           .45%           .45%(e)
   Expenses, before waivers and reimbursements .........          .53%           .55%           .69%(e)
   Net investment income (a) ...........................          .86%          1.53%          2.52%(e)

--------------------------------------------------------------------------------

See footnote summary on page 52.

                                                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  New York Tax-Free
                                                                      Portfolio
                                                             ===========================
                                                                       CLASS A
                                                             ===========================
                                                               Year          May 25,
                                                              Ended          2001(f)
                                                             April 30,          to
                                                               2003       April 30, 2002
                                                             =========    ==============
Net asset value, beginning of period ...................      $  1.00        $  1.00
                                                              -------        -------
Income From Investment Operations
Net investment income (a) ..............................        .0115          .0149
                                                              -------        -------
Less: Dividends
Dividends from net investment income ...................       (.0115)        (.0149)
                                                              -------        -------
Net asset value, end of period .........................      $  1.00        $  1.00
                                                              =======        =======
Total Return
Total investment return based on net asset value (c) ...         1.15%          1.50%
Ratios/Supplemental Data
Net assets, end of period (in millions) ................      $    41        $    22
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .........          .20%           .20%(e)
   Expenses, before waivers and reimbursements .........          .47%           .60%(e)
   Net investment income (a) ...........................         1.12%          1.57%(e)

                                                                  New York Tax-Free
                                                                      Portfolio
                                                             ===========================
                                                                       CLASS B
                                                             ===========================
                                                               Year          August 2,
                                                              Ended           2001(d)
                                                             April 30,          to
                                                               2003       April 30, 2002
                                                             =========    ==============
Net asset value, beginning of period ...................      $  1.00        $  1.00
                                                              -------        -------
Income From Investment Operations
Net investment income (a) ..............................        .0105          .0098
                                                              -------        -------
Less: Dividends
Dividends from net investment income ...................       (.0105)        (.0098)
                                                              -------        -------
Net asset value, end of period .........................      $  1.00        $  1.00
                                                              =======        =======
Total Return
Total investment return based on net asset value (c) ...         1.05%           .98%
Ratios/Supplemental Data
Net assets, end of period (in millions) ................      $    33        $    17
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .........          .30%           .30%(e)
   Expenses, before waivers and reimbursements .........          .58%           .68%(e)
   Net investment income (a) ...........................         1.03%          1.12%(e)

--------------------------------------------------------------------------------

See footnote summary on page 52.

FINANCIAL HIGHLIGHTS (continued)                 Alliance Institutional Reserves
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  New York Tax-Free
                                                                      Portfolio
                                                             ===========================
                                                                       CLASS C
                                                             ===========================
                                                               Year          June 28,
                                                              Ended           2001(d)
                                                             April 30,          to
                                                               2003       April 30, 2002
                                                             =========    ==============
Net asset value, beginning of period ...................      $  1.00        $  1.00
                                                              -------        -------
Income From Investment Operations
Net investment income (a) ..............................        .0090          .0105
                                                              -------        -------
Less: Dividends
Dividends from net investment income ...................       (.0090)        (.0105)
                                                              -------        -------
Net asset value, end of period .........................      $  1.00        $  1.00
                                                              =======        =======
Total Return
Total investment return based on net asset value (c) ...          .90%          1.05%
Ratios/Supplemental Data
Net assets, end of period (in millions) ................      $     9        $     4
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .........          .45%           .45%(e)
   Expenses, before waivers and reimbursements .........          .73%           .88%(e)
   Net investment income (a) ...........................          .89%          1.08%(e)

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b)   Amount is less than $0.0001.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Commencement of distribution.

(e)   Annualized.

(f)   Commencement of operations.

REPORT OF INDEPENDENT ACCOUNTANTS                Alliance Institutional Reserves
================================================================================

To the Board of Directors and Shareholders of Alliance Institutional Reserves, Inc.

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Institutional Reserves -- Prime, Government, Tax-Free, Trust, Treasury, California Tax-Free, and New York Tax-Free Portfolios (the "Fund") at April 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the period ended April 30, 1999, were audited by other independent accountants whose report dated May 27, 1999, expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP

New York, New York
June 13, 2003

                                                 Alliance Institutional Reserves
================================================================================

Alliance Institutional Reserves, Inc.
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

BOARD OF DIRECTORS

John D. Carifa, Chairman
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
Kathleen A. Corbet, Senior Vice President
John J. Kelley, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph C. Dona, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

AUDITORS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

--------------------------------------------------------------------------------

(1)   Member of the audit committee.

      Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

MANAGEMENT OF THE FUND                           Alliance Institutional Reserves
================================================================================

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                                           PORTFOLIOS
                                                    PRINCIPAL                                IN FUND                   OTHER
   NAME, AGE OF DIRECTOR,                         OCCUPATION(S)                              COMPLEX                DIRECTORSHIPS
           ADDRESS                                 DURING PAST                             OVERSEEN BY                 HELD BY
     (YEARS OF SERVICE*)                             5 YEARS                                DIRECTOR                  DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
John D. Carifa,** 58            President, Chief Operating Officer and a                       113                      None
1345 Avenue of the Americas     Director of ACMC, with which he has been
New York, NY 10105              associated since prior to 1998.
(13)

DISINTERESTED DIRECTORS
Ruth Block, 72                  Formerly an Executive Vice President and the                   94                       None
P.O. Box 4623                   Chief Insurance Officer of The Equitable Life
Stamford, CT 06903              Assurance Society of the United States;
(11)                            Chairman and Chief Executive Officer of Evlico;
                                Director of Avon, BP (oil and gas), Ecolab, Inc.
                                (specialty chemicals), Tandem Financial Group and
                                Donaldson, Lufkin & Jenrette Securities
                                Corporation; former Governor at Large National
                                Association of Securities Dealers, Inc.

David H. Dievler, 73            Independent consultant. Until December 1994,                   98                       None
P.O. Box 167                    Senior Vice President of ACMC responsible for
Spring Lake, NJ 07762           mutual fund administration. Prior to joining
(10)                            ACMC in 1984, Chief Financial Officer of
                                Eberstadt Asset Management since 1968. Prior to
                                that, Senior Manager at Price Waterhouse & Co.
                                Member of American Institute of Certified Public
                                Accountants since 1953.

John H. Dobkin, 61              Consultant. Formerly President of Save Venice, Inc.            95                       None
P.O. Box 12                     (preservation organization) from 2001-2002;
Annandale, NY 12504             a Senior Advisor from June 1999-June 2000 and
(10)                            President of Historic Hudson Valley (historic
                                preservation) from December 1989-May 1999.
                                Previously, Director of the National Academy of
                                Design. During 1988-92, Director and Chairman
                                of the Audit Committee of ACMC.

                                                 Alliance Institutional Reserves
================================================================================

                                                                                           PORTFOLIOS
                                                    PRINCIPAL                                IN FUND                   OTHER
   NAME, AGE OF DIRECTOR,                         OCCUPATION(S)                              COMPLEX                DIRECTORSHIPS
           ADDRESS                                 DURING PAST                             OVERSEEN BY                 HELD BY
     (YEARS OF SERVICE*)                             5 YEARS                                DIRECTOR                  DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)
William H. Foulk, Jr., 70       Investment Adviser and an independent consultant.              110                      None
2 Sound View Dr.                Formerly Senior Manager of Barrett Associates, Inc.,
Suite 100                       a registered investment adviser, with which he had
Greenwich, CT 06830             been associated since prior to 1998. Formerly Deputy
(13)                            Comptroller of the State of New York and, prior
                                thereto, Chief Investment Officer of the New York
                                Bank for Savings.

Clifford L. Michel, 63          Senior Counsel of the law firm of Cahill Gordon                94                 Placer Dome, Inc.
15 St. Bernard's Road           & Reindel, since February 2001 and a partner of
Gladstone, NJ 07934             that firm for more than twenty-five years prior
(10)                            thereto. He is President and Chief Executive Officer
                                of Wenonah Development Company (investments)
                                and a Director of Placer Dome, Inc. (mining).

Donald J. Robinson, 68          Senior Counsel of the law firm of Orrick, Herrington           93                       None
98 Hell's Peak Road             & Sutcliffe LLP since prior to 1998. Formerly a senior
Weston, VT 05161                partner and a member of the Executive Committee
(6)                             of that firm. Former member and Chairman of the
                                Municipal Securities Rulemaking Board and a Trustee
                                of the Museum of the City of New York.

                                                 Alliance Institutional Reserves
================================================================================

OFFICERS OF THE FUND

Certain information concerning the Fund's Officers is listed below.

NAME,                              PRINCIPAL                                                 PRINCIPAL
ADDRESS*                       POSITIONS(S) HELD                                            OCCUPATION
AND AGE                            WITH FUND                                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
John D. Carifa, 58           Chairman                        See biography above.

Susan L. Matteson, 40        President                       Senior Vice President of ACMC** and President of Cash Management
                                                             Services with which she has been associated since
                                                             prior to 1998.

Drew A. Biegel, 52           Senior Vice President           Vice President of ACMC** with which he has been associated since prior to 1998.

Kathleen A. Corbet, 43       Senior Vice President           Executive Vice President of ACMC**, with which she has been associated since prior to 1998.

John J. Kelley, 43           Senior Vice President           Senior Vice President of ACMC**, with which he has been associated since prior to 1998.

William E. Oliver, 53        Senior Vice President           Senior Vice President of ACMC** with which he has been associated since prior to 1998.

Raymond J. Papera, 47        Senior Vice President           Senior Vice President of ACMC** with which he has been associated since prior to 1998.

Kenneth T. Carty, 42         Vice President                  Vice President of ACMC** with which he has been associated since prior to 1998.

John F. Chiodi, Jr., 37      Vice President                  Vice President of ACMC** with which he has been associated since prior to 1998.

Maria R. Cona, 48            Vice President                  Assistant Vice President of ACMC** with which she has been associated since prior to 1998.

Joseph C. Dona, 42           Vice President                  Vice President of ACMC** with which he has been associated since prior to 1998.

Joseph R. LaSpina, 42        Vice President                  Vice President of ACMC** with which he has been associated since prior to 1998.

Eileen M. Murphy, 31         Vice President                  Vice President of ACMC** with which she has been associated since prior to 1998.

Maria C. Sazon, 37           Vice President                  Vice President of ACMC** with which she has been associated since prior to 1998.

Edmund P. Bergan, Jr., 53    Secretary                       Senior Vice President and the General Counsel of AllianceBernstein
                                                             Investment Research and Management, Inc. ("ABIRM")** and Alliance
                                                             Global Investors Services, Inc. ("AGIS")** with which he has been associated since prior to 1998.

                                                 Alliance Institutional Reserves
================================================================================

NAME,                              PRINCIPAL                                                 PRINCIPAL
ADDRESS*                       POSITIONS(S) HELD                                            OCCUPATION
AND AGE                            WITH FUND                                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Mark D. Gersten, 52          Treasurer and Chief Financial   Senior Vice President of AGIS** with which he has been associated since
                             Officer                         prior to 1998.

Thomas R. Manley, 51         Controller                      Vice President of ACMC** with  which he has been associated since prior to 1998.

--------------------------------------------------------------------------------

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, ABIRM, ACL and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

                     (This page left intentionally blank.)

                     (This page left intentionally blank.)

                                                                    INTRESAR0403


ITEM 2.  CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.      DESCRIPTION OF EXHIBIT

         10 (b) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (b) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance Institutional Reserves, Inc.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman

Date:  June 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John D. Carifa
         ---------------------------------
         John D. Carifa
         Chairman

Date:  June 30, 2003

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2003